UNITED STATES

SECURITIES AND EXCHANGE COMMISSION

Washington, D.C. 20549

FORM N-CSR

CERTIFIED SHAREHOLDER REPORT OF REGISTERED MANAGEMENT INVESTMENT COMPANIES

Investment Company Act file number: 811-21198 and 811-21301

Name of Fund: BBIF Tax-Exempt Fund and Master Tax-Exempt LLC

Fund Address: 100 Bellevue Parkway, Wilmington, DE 19809

Name and address of agent for service: John M. Perlowski, Chief Executive Officer, BBIF Tax-Exempt Fund and

            Master Tax-Exempt LLC, 55 East 52nd Street, New York, NY 10055

Registrants’ telephone number, including area code: (800) 626-1960

Date of fiscal year end: 03/31/2016

Date of reporting period: 03/31/2016

Item 1 – Report to Stockholders

MARCH 31, 2016

ANNUAL REPORT

BBIF Tax-Exempt Fund

Not FDIC Insured • May Lose Value • No Bank Guarantee

2	BBIF TAX-EXEMPT FUND	MARCH 31, 2016

The Markets in Review

Dear Shareholder,

Diverging monetary policies and shifting economic outlooks across regions have been the overarching themes driving financial markets over the past couple of years. Investors spent most of 2015 anticipating the end of the Federal Reserve’s (the “Fed”) near-zero interest rate policy as U.S. growth outpaced other developed markets. The Fed ultimately hiked rates in December, whereas the European Central Bank and the Bank of Japan took additional steps to stimulate growth, even introducing negative interest rates. The U.S. dollar had strengthened considerably ahead of these developments, causing profit challenges for U.S. companies that generate revenues overseas, and pressuring emerging market currencies and commodities prices.

Global market volatility increased in the latter part of 2015 and spilled over into early 2016. Oil prices were a key factor behind the instability after collapsing in mid-2015 due to excess global supply. China, one of the world’s largest consumers of oil, was another notable source of stress for financial markets. Signs of slowing economic growth, a depreciating yuan and declining confidence in the country’s policymakers stoked investors’ worries about the potential impact of China’s weakness on the global economy.

Fears of a global recession started to fade toward the end of the first quarter of 2016 and volatility abated. Central bank stimulus in Europe and Japan, combined with a more tempered outlook for rate hikes in the United States, helped bolster financial markets. A softening in U.S. dollar strength offered some relief to U.S. exporters and emerging market economies. Oil prices found firmer footing as global supply showed signs of leveling off.

The selloff in risk assets at the turn of the year has resulted in more reasonable valuations and some appealing entry points for investors today. However, investors continue to face the headwinds of uncertainty around China’s growth trajectory and currency management, the potential consequences of negative interest rates and geopolitical risks.

For the 12 months ended March 31, 2016, higher-quality assets such as municipal bonds, U.S. Treasuries and investment grade corporate bonds generated positive returns, while riskier assets such as non-U.S. and small cap equities broadly declined.

At BlackRock, we believe investors need to think globally, extend their scope across a broad array of asset classes and be prepared to adjust accordingly as market conditions change over time. We encourage you to talk with your financial advisor and visit blackrock.com for further insight about investing in today’s markets.

Sincerely,

Rob Kapito

President, BlackRock Advisors, LLC

Rob Kapito

President, BlackRock Advisors, LLC

Total Returns as of March 31, 2016
	6-month	12-month
U.S. large cap equities (S&P 500® Index)	8.49%	1.78%
U.S. small cap equities (Russell 2000® Index)	2.02	(9.76)
International equities (MSCI Europe, Australasia, Far East Index)	1.56	(8.27)
Emerging market equities (MSCI Emerging Markets Index)	6.41	(12.03)
3-month Treasury bills (BofA Merrill Lynch 3-Month U.S. Treasury Bill Index)	0.10	0.12
U.S. Treasury securities (BofA Merrill Lynch 10-Year U.S. Treasury Index)	3.27	3.05
U.S. investment grade bonds (Barclays U.S. Aggregate Bond Index)	2.44	1.96
Tax-exempt municipal bonds (S&P Municipal Bond Index)	3.23	3.95
U.S. high yield bonds (Barclays U.S. Corporate High Yield 2% Issuer Capped Index)	1.23	(3.66)
Past performance is no guarantee of future results. Index performance is shown for illustrative purposes only. You cannot invest directly in an index.

THIS PAGE NOT PART OF YOUR FUND REPORT	3

Money Market Overview

For the 12-Month Period Ended March 31, 2016

The Federal Open Market Committee (the “Committee”) left rates unchanged at the March 16, 2016 meeting, which was not surprising in our opinion given low expectations for a rate increase on the heels of market turmoil earlier in the year. Indeed, the Committee continued to highlight concern about risks associated with global financial and economic developments, and downshifted its expectations for the pace of normalization. The Committee’s present forecast envisions two rate hikes of 25 basis points (0.25%) each during the balance of 2016, down from a projected four increases as of its December 16, 2015 meeting. A stronger-than-expected February employment report combined with recent upward pressure on the Core Personal Consumption Expenditures Index — the Committee’s preferred measure of inflation — suggest that it may not be overly optimistic to anticipate that conditions will ultimately line up behind at least one rate hike, possibly as soon as June. While not our base case, a number of Committee members even intimated that an increase in rates as soon as April was not out of the question. In our view, the fact that inflation has been running behind the Committee’s target for nearly four years reinforces a gradual approach to policy normalization.

While the Committee’s recent statement was generally perceived as “dovish,” anxiety about the prospect of negative interest rates seems to have diminished somewhat. At the post-meeting press conference, Chairwoman Yellen stated that the Committee is “not actively considering negative rates,” supporting our belief that the odds of such a development are relatively narrow.

The slope of the short-dated London Interbank Offered Rate (“LIBOR”) curve steepened in March in response to continued uncertainty about the path of interest rates and the possible shift of additional assets from prime to government money market funds later in the year. We would anticipate a continuation of this trend in the months ahead.

Past performance is no guarantee of future results. Index performance is shown for illustrative purposes only. You cannot invest directly in an index.

4	BBIF TAX-EXEMPT FUND	MARCH 31, 2016

Fund Information as of March 31, 2016

Investment Objective

BBIF Tax-Exempt Fund’s (the “Fund”) investment objective is to seek current income exempt from federal income tax, preservation of capital and liquidity.

On February 18, 2016, the Board of Trustees of the Fund approved a proposal to close the Fund to purchases and thereafter to liquidate the Fund. Accordingly, effective on July 11, 2016, the Fund will no longer accept purchases orders. On or about July 15, 2016 (the “Liquidation Date”), all of the assets of the Fund will be liquidated completely, the shares outstanding on the Liquidation Date will be redeemed at the net asset value per share and the Fund will then be terminated.

Current Seven-Day Yields

	7-Day SEC Yields	7-Day Yields
Class 1	0.00%	0.00%
Class 2	0.00%	0.00%
Class 3	0.00%	0.00%
Class 4	0.00%	0.00%

The 7-Day SEC Yields may differ from the 7-Day Yields shown above due to the fact that the 7-Day SEC Yields exclude distributed capital gains. Past performance is not indicative of future results.

Disclosure of Expenses

Shareholders of the Fund may incur the following charges: (a) transactional expenses such as sales charges; and (b) operating expenses, including administration fees, service and distribution fees, including 12b-1 fees, acquired fund fees and expenses, and other Fund expenses. The expense example shown below (which is based on a hypothetical investment of $1,000 invested on October 1, 2015 and held through March 31, 2016) is intended to assist shareholders both in calculating expenses based on an investment in the Fund and in comparing these expenses with similar costs of investing in other mutual funds.

The expense example provides information about actual account values and actual expenses. In order to estimate the expenses a shareholder paid during the period covered by this report, shareholders can divide their account value by $1,000 and then multiply the result by the number corresponding to their share class under the heading entitled “Expenses Paid During the Period.”

The expense example also provides information about hypothetical account values and hypothetical expenses based on the Fund’s actual expense ratio and an assumed rate of return of 5% per year before expenses. In order to assist shareholders in comparing the ongoing expenses of investing in the Fund and other funds, compare the 5% hypothetical example with the 5% hypothetical examples that appear in shareholder reports of other funds.

The expenses shown in the expense example are intended to highlight shareholders’ ongoing costs only and do not reflect any transactional expenses, such as sales charges, if any. Therefore, the hypothetical examples are useful in comparing ongoing expenses only, and will not help shareholders determine the relative total expenses of owning different funds. If these transactional expenses were included, shareholder expenses would have been higher.

Expense Example

	Actual			Hypothetical[2]			Annualized Expense Ratio
	Beginning Account Value October 1, 2015	Ending Account Value March 31, 2016	Expenses Paid During the Period[1]	Beginning Account Value October 1, 2015	Ending Account Value March 31, 2016	Expenses Paid During the Period[1]
Class 1	$1,000.00	$1,000.00	$0.50	$1,000.00	$1,024.50	$0.51	0.10%
Class 2	$1,000.00	$1,000.00	$0.50	$1,000.00	$1,024.50	$0.51	0.10%
Class 3	$1,000.00	$1,000.00	$0.50	$1,000.00	$1,024.50	$0.51	0.10%
Class 4	$1,000.00	$1,000.00	$0.50	$1,000.00	$1,024.50	$0.51	0.10%

[1]

For each class of the Fund, expenses are equal to the annualized net expense ratio for the class, multiplied by the average account value over the period, multiplied by 183/366 (to reflect the one-half year period shown). Because the Fund invests all of its assets in Master Tax-Exempt LLC (the “Master LLC”), the expense examples reflect the net expenses of both the Fund and the Master LLC in which it invests.

[2]	Hypothetical 5% annual return before expenses is calculated by prorating the number of days in the most recent fiscal half year divided by 366.

BBIF TAX-EXEMPT FUND	MARCH 31, 2016	5

Statement of Assets and Liabilities	BBIF Tax-Exempt Fund

March 31, 2016

Assets
Investments at value — Master Tax-Exempt LLC (the “Master LLC”) (cost — $406,641,276)	$406,641,276
Receivables:
Capital shares sold	741,071
Prepaid expenses	106,734

Total assets	407,489,081

Liabilities
Payables:
Contributions to the Master LLC	741,071
Administration fees	6,245
Officer’s fees	366
Other accrued expenses	15,238

Total liabilities	762,920

Net Assets	$406,726,161

Net Assets Consist of
Paid-in capital	$406,701,512
Undistributed net investment income	261
Accumulated net realized gain allocated from the Master LLC	24,388

Net Assets	$406,726,161

Net Asset Value
Class 1 — Based on net assets of $18,286,489 and 18,279,038 shares outstanding, unlimited number of shares authorized, par value $0.10 per share	$1.00

Class 2 — Based on net assets of $27,135,992 and 27,124,684 shares outstanding, unlimited number of shares authorized, par value $0.10 per share	$1.00

Class 3 — Based on net assets of $105,409,348 and 105,365,000 shares outstanding, unlimited number of shares authorized, par value $0.10 per share	$1.00

Class 4 — Based on net assets of $255,894,332 and 255,785,502 shares outstanding, unlimited number of shares authorized, par value $0.10 per share	$1.00

See Notes to Financial Statements.

6	BBIF TAX-EXEMPT FUND	MARCH 31, 2016

Statement of Operations	BBIF Tax-Exempt Fund

Year Ended March 31, 2016

Investment Income
Net investment income allocated from the Master LLC:
Interest	$398,893
Expenses	(666,701)
Fees waived	552,691

Total income	284,883

Fund Expenses
Administration	965,357
Service and distribution — class specific	1,653,290
Registration	288,610
Transfer agent — class specific	26,505
Professional	25,673
Printing	20,850
Officer	248
Miscellaneous	14,939

Total expenses	2,995,472
Less:
Fees waived by the Administrator	(959,112)
Service and distribution fees waived — class specific	(1,653,290)
Transfer agent fees reimbursed — class specific	(26,505)
Other expenses waived and/or reimbursed by the administrator — class specific	(72,007)

Total expenses after fees waived and/or reimbursed	284,558

Net investment income	325

Realized Gain Allocated from the Master LLC
Net realized gain from investments	54,333

Net Increase in Net Assets Resulting from Operations	$54,658

See Notes to Financial Statements.

BBIF TAX-EXEMPT FUND	MARCH 31, 2016	7

Statements of Changes in Net Assets	BBIF Tax-Exempt Fund

	Year Ended March 31,
Increase in Net Assets:	2016	2015

Operations
Net investment income	$325	$172
Net realized gain	54,333	34,469

Net increase in net assets resulting from operations	54,658	34,641

Distributions to Shareholders[1]
From net investment income:
Class 1	(15)	(19)
Class 2	(27)	(38)
Class 3	(98)	(126)
Class 4	(185)	(189)
From net realized gain:
Class 1	(49)	(1,955)
Class 2	(105)	(4,600)
Class 3	(449)	(14,004)
Class 4	(725)	(21,311)

Decrease in net assets resulting from distributions to shareholders	(1,653)	(42,242)

Capital Transactions
Net increase in net assets derived from capital transactions	18,027,792	66,819,082

Net Assets
Total increase in net assets	18,080,797	66,811,481
Beginning of year	388,645,364	321,833,883

End of year	$406,726,161	$388,645,364

Undistributed net investment income, end of year	$261	$261

[1]	Distributions for annual periods determined in accordance with federal income tax regulations.

See Notes to Financial Statements.

8	BBIF TAX-EXEMPT FUND	MARCH 31, 2016

Financial Highlights	BBIF Tax-Exempt Fund

	Class 1
	Year Ended March 31,
	2016	2015	2014	2013	2012

Per Share Operating Performance
Net asset value, beginning of year	$1.00	$1.00	$1.00	$1.00	$1.00

Net investment income	0.0000 [1]	0.0000 [1]	0.0000 [1]	0.0000 [1]	0.0001
Net realized gain	0.0000 [1]	0.0001	0.0001	0.0000 [1]	0.0000 [1]

Net increase from investment operations	0.0000	0.0001	0.0001	0.0000	0.0001

Distributions:[2]
From net investment income	(0.0000)[3]	(0.0000)[3]	(0.0000)[3]	(0.0000)[3]	(0.0001)
From net realized gain	(0.0000)[3]	(0.0001)	(0.0001)	(0.0000)[3]	(0.0000)[3]

Total distributions	(0.0000)	(0.0001)	(0.0001)	(0.0000)	(0.0001)

Net asset value, end of year	$1.00	$1.00	$1.00	$1.00	$1.00

Total Return[4]
Based on net asset value	0.00%	0.01%	0.01%	0.00%	0.01%

Ratios to Average Net Assets[5,6]
Total expenses	1.39%	1.38%	1.42%	1.53%	1.52%

Total expenses after fees waived and/or reimbursed	0.10%	0.10%	0.15%	0.24%	0.24%

Net investment income	0.00%	0.00%	0.00%	0.00%	0.00%

Supplemental Data
Net assets, end of year (000)	$18,286	$44,002	$20,283	$46,498	$22,689

[1]	Amount is less than $0.00005 per share.

[2]	Distributions for annual periods determined in accordance with federal income tax regulations.

[3]	Amount is greater than $(0.00005) per share.

[4]	Where applicable, assumes the reinvestment of distributions.

[5]	Includes the Fund’s share of the Master LLC’s allocated expenses and/or net investment income.

[6]

For the years ended March 31, 2016, March 31, 2015, March 31, 2014, March 31, 2013 and March 31, 2012, includes the Fund’s share of the Master LLC’s allocated fees waived of 0.14%, 0.12%, 0.08%, 0.09% and 0.03%, respectively.

See Notes to Financial Statements.

BBIF TAX-EXEMPT FUND	MARCH 31, 2016	9

Financial Highlights (continued)	BBIF Tax-Exempt Fund

	Class 2
	Year Ended March 31,
	2016	2015	2014	2013	2012

Per Share Operating Performance
Net asset value, beginning of year	$1.00	$1.00	$1.00	$1.00	$1.00

Net investment income	0.0000 [1]	0.0000 [1]	0.0000 [1]	0.0000 [1]	0.0001
Net realized gain	0.0000 [1]	0.0001	0.0001	0.0000 [1]	0.0000 [1]

Net increase from investment operations	0.0000	0.0001	0.0001	0.0000	0.0001

Distributions:[2]
From net investment income	(0.0000)[3]	(0.0000)[3]	(0.0000)[3]	(0.0000)[3]	(0.0001)
From net realized gain	(0.0000)[3]	(0.0001)	(0.0001)	(0.0000)[3]	(0.0000)[3]

Total distributions	(0.0000)	(0.0001)	(0.0001)	(0.0000)	(0.0001)

Net asset value, end of year	$1.00	$1.00	$1.00	$1.00	$1.00

Total Return[4]
Based on net asset value	0.00%	0.01%	0.01%	0.00%	0.01%

Ratios to Average Net Assets[5,6]
Total expenses	1.05%	1.04%	1.08%	1.17%	1.15%

Total expenses after fees waived and/or reimbursed	0.10%	0.10%	0.15%	0.24%	0.24%

Net investment income	0.00%	0.00%	0.00%	0.00%	0.00%

Supplemental Data
Net assets, end of year (000)	$27,136	$38,329	$34,670	$46,969	$93,113

[1]	Amount is less than $0.00005 per share.

[2]	Distributions for annual periods determined in accordance with federal income tax regulations.

[3]	Amount is greater than $(0.00005) per share.

[4]	Where applicable, assumes the reinvestment of distributions.

[5]	Includes the Fund’s share of the Master LLC’s allocated expenses and/or net investment income.

[6]

For the years ended March 31, 2016, March 31, 2015, March 31, 2014, March 31, 2013 and March 31, 2012, includes the Fund’s share of the Master LLC’s allocated fees waived of 0.14%, 0.12%, 0.08%, 0.09% and 0.03%, respectively.

See Notes to Financial Statements.

10	BBIF TAX-EXEMPT FUND	MARCH 31, 2016

Financial Highlights (continued)	BBIF Tax-Exempt Fund

	Class 3
	Year Ended March 31,
	2016	2015	2014	2013	2012

Per Share Operating Performance
Net asset value, beginning of year	$1.00	$1.00	$1.00	$1.00	$1.00

Net investment income	0.0000 [1]	0.0000 [1]	0.0000 [1]	0.0000 [1]	0.0001
Net realized gain	0.0000 [1]	0.0001	0.0001	0.0000 [1]	0.0000 [1]

Net increase from investment operations	0.0000	0.0001	0.0001	0.0000	0.0001

Distributions:[2]
From net investment income	(0.0000)[3]	(0.0000)[3]	(0.0000)[3]	(0.0000)[3]	(0.0001)
From net realized gain	(0.0000)[3]	(0.0001)	(0.0001)	(0.0000)[3]	(0.0000)[3]

Total distributions	(0.0000)	(0.0001)	(0.0001)	(0.0000)	(0.0001)

Net asset value, end of year	$1.00	$1.00	$1.00	$1.00	$1.00

Total Return[4]
Based on net asset value	0.00%	0.01%	0.01%	0.00%	0.01%

Ratios to Average Net Assets[5,6]
Total expenses	0.75%	0.73%	0.77%	0.87%	0.84%

Total expenses after fees waived and/or reimbursed	0.10%	0.11%	0.15%	0.24%	0.24%

Net investment income	0.00%	0.00%	0.00%	0.00%	0.00%

Supplemental Data
Net assets, end of year (000)	$105,409	$127,273	$136,502	$139,022	$223,118

[1]	Amount is less than $0.00005 per share.

[2]	Distributions for annual periods determined in accordance with federal income tax regulations.

[3]	Amount is greater than $(0.00005) per share.

[4]	Where applicable, assumes the reinvestment of distributions.

[5]	Includes the Fund’s share of the Master LLC’s allocated expenses and/or net investment income.

[6]

For the years ended March 31, 2016, March 31, 2015, March 31, 2014, March 31, 2013 and March 31, 2012, includes the Fund’s share of the Master LLC’s allocated fees waived of 0.14%, 0.12%, 0.08%, 0.09% and 0.03%, respectively.

See Notes to Financial Statements.

BBIF TAX-EXEMPT FUND	MARCH 31, 2016	11

Financial Highlights (concluded)	BBIF Tax-Exempt Fund

	Class 4
	Year Ended March 31,
	2016	2015	2014	2013	2012

Per Share Operating Performance
Net asset value, beginning of year	$1.00	$1.00	$1.00	$1.00	$1.00

Net investment income	0.0000 [1]	0.0000 [1]	0.0000 [1]	0.0000 [1]	0.0001
Net realized gain	0.0000 [1]	0.0001	0.0001	0.0000 [1]	0.0000 [1]

Net increase from investment operations	0.0000	0.0001	0.0001	0.0000	0.0001

Distributions:[2]
From net investment income	(0.0000)[3]	(0.0000)[3]	(0.0000)[3]	(0.0000)[3]	(0.0001)
From net realized gain	(0.0000)[3]	(0.0001)	(0.0001)	(0.0000)[3]	(0.0000)[3]

Total distributions	(0.0000)	(0.0001)	(0.0001)	(0.0000)	(0.0001)

Net asset value, end of year	$1.00	$1.00	$1.00	$1.00	$1.00

Total Return[4]
Based on net asset value	0.00%	0.01%	0.01%	0.00%	0.01%

Ratios to Average Net Assets[5,6]
Total expenses	0.75%	0.74%	0.77%	0.86%	0.84%

Total expenses after fees waived and/or reimbursed	0.10%	0.10%	0.15%	0.24%	0.24%

Net investment income	0.00%	0.00%	0.00%	0.00%	0.00%

Supplemental Data
Net assets, end of year (000)	$255,894	$179,041	$130,379	$134,061	$197,117

[1]	Amount is less than $0.00005 per share.

[2]	Distributions for annual periods determined in accordance with federal income tax regulations.

[3]	Amount is greater than $(0.00005) per share.

[4]	Where applicable, assumes the reinvestment of distributions.

[5]	Includes the Fund’s share of the Master LLC’s allocated expenses and/or net investment income.

[6]

For the years ended March 31, 2016, March 31, 2015, March 31, 2014, March 31, 2013 and March 31, 2012, includes the Fund’s share of the Master LLC’s allocated fees waived of 0.14%, 0.12%, 0.08%, 0.09% and 0.03%, respectively.

See Notes to Financial Statements.

12	BBIF TAX-EXEMPT FUND	MARCH 31, 2016

Notes to Financial Statements	BBIF Tax-Exempt Fund

1. Organization:

BBIF Tax-Exempt Fund (the “Fund”) is registered under the Investment Company Act of 1940, as amended (the “1940 Act”), as a diversified, open-end management investment company. The Fund is organized as a Massachusetts business trust. The Fund seeks to achieve its investment objective by investing all of its assets in Master Tax-Exempt LLC (the “Master LLC”), an affiliate of the Fund, which has the same investment objective and strategies as the Fund. The value of the Fund’s investment in the Master LLC reflects the Fund’s proportionate interest in the net assets of the Master LLC. The performance of the Fund is directly affected by the performance of the Master LLC. At period end, the percentage of the Master LLC owned by the Fund was 13.6%. The financial statements of the Master LLC, including the Schedule of Investments, are included elsewhere in this report and should be read in conjunction with the Fund’s financial statements.

The Fund offers multiple classes of shares. All classes of shares have identical voting, dividend, liquidation and other rights and are subject to the same terms and conditions, except that each bears certain expenses related to shareholder servicing and expenses related to the distribution of such shares. Class 1, Class 2, Class 3 and Class 4 Shares are only available through exchanges and distribution reinvestments by current holders and for purchase by certain employer-sponsored retirement plans. Each class has exclusive voting rights with respect to matters relating to its shareholder servicing and distribution expenditures. The Board of Trustees of the Fund and Board of Directors of the Master LLC are referred to throughout this report as the “Board of Directors” or the “Board” and the members are referred to as “Directors.”

On February 18, 2016, the Board approved a proposal to close the Fund to purchases and thereafter to liquidate the Fund. Accordingly, effective on July 11, 2016, the Fund will no longer accept purchases orders. On or about July 15, 2016 (the “Liquidation Date”), all of the assets of the Fund will be liquidated completely, the shares outstanding on the Liquidation Date will be redeemed at the net asset value per share and the Fund will then be terminated.

The Fund, together with certain other registered investment companies advised by BlackRock Advisors, LLC (the “Administrator”) or its affiliates, is included in a complex of open-end funds referred to as the Equity-Liquidity Complex.

2. Significant Accounting Policies:

The financial statements are prepared in conformity with accounting principles generally accepted in the United States of America (“U.S. GAAP”), which may require management to make estimates and assumptions that affect the reported amounts of assets and liabilities in the financial statements, disclosure of contingent assets and liabilities at the date of the financial statements and the reported amounts of increases and decreases in net assets from operations during the reporting period. Actual results could differ from those estimates. The Fund is considered an investment company under U.S. GAAP and follows the accounting and reporting guidance applicable to investment companies. Below is a summary of significant accounting policies:

Investment Transactions and Investment Income: For financial reporting purposes, contributions to and withdrawals from the Master LLC are accounted on a trade date basis. The Fund records daily its proportionate share of the Master LLC’s income, expenses and realized and unrealized gains and losses. In addition, the Fund accrues its own expenses. Income, expenses and realized and unrealized gains and losses are allocated daily to each class based on its relative net assets.

Distributions: Distributions from net investment income are declared and reinvested daily. Distributions of capital gains are distributed at least annually and are recorded on the ex-dividend date. The character and timing of distributions are determined in accordance with federal income tax regulations, which may differ from U.S. GAAP.

Indemnifications: In the normal course of business, the Fund enters into contracts that contain a variety of representations that provide general indemnification. The Fund’s maximum exposure under these arrangements is unknown because it involves future potential claims against the Fund, which cannot be predicted with any certainty.

Other: Expenses directly related to the Fund or its classes are charged to the Fund or the applicable class. Other operating expenses shared by several funds, including other funds managed by the Administrator, are prorated among those funds on the basis of relative net assets or other appropriate methods. Expenses directly related to the Fund and other shared expenses prorated to the Fund are allocated daily to each class based on its relative net assets or other appropriate methods.

The Fund may earn interest on positive cash balances in demand deposit accounts that are maintained by the transfer agent on behalf of the Fund. This amount, if any, is shown as interest income in the Statement of Operations.

BBIF TAX-EXEMPT FUND	MARCH 31, 2016	13

Notes to Financial Statements (continued)	BBIF Tax-Exempt Fund

3. Investment Valuation and Fair Value Measurements:

Investment Valuation Policies: The Fund’s policy is to fair value its financial instruments at market value. The Fund records its investment in the Master LLC at fair value based on the Fund’s proportionate interest in the net assets of the Master LLC. Valuation of securities held by the Master LLC is discussed in Note 3 of the Master LLC’s Notes to Financial Statements, which are included elsewhere in this report.

4. Administration Agreement and Other Transactions with Affiliates:

The PNC Financial Services Group, Inc. is the largest stockholder and an affiliate of BlackRock, Inc. (“BlackRock”) for 1940 Act purposes.

Administration

The Fund entered into an Administration Agreement with the Administrator, an indirect, wholly owned subsidiary of BlackRock, to provide administrative services (other than investment advice and related portfolio activities). For such services, the Fund pays the Administrator a monthly fee at an annual rate of 0.25% of the average daily value of the Fund’s net assets. The Fund does not pay an investment advisory fee or investment management fee.

Service and Distribution Fees

The Fund entered into a Distribution Agreement and Distribution Plans with BlackRock Investments, LLC (“BRIL”), an affiliate of the Administrator. Pursuant to the Distribution Plan and in accordance with Rule 12b-1 under the 1940 Act, the Fund pays BRIL ongoing service and distribution fees. The fees are accrued daily and paid monthly at annual rates based upon the average daily net assets of the relevant share class of the Fund as follows:

	Class 1	Class 2	Class 3	Class 4
Service Fee	0.25%	0.25%	0.25%	0.25%
Distribution Fee	0.750%	0.425%	0.125%	0.125%

Pursuant to sub-agreements with BRIL, broker-dealers and BRIL provide shareholder servicing and distribution services to the Fund. The ongoing service and/or distribution fee compensates BRIL and each broker-dealer for providing shareholder servicing and/or distribution related services to the shareholders.

For the year ended March 31, 2016, the following table shows the class specific service and distribution fees borne directly by each share class of the Fund:

Class 1	Class 2	Class 3	Class 4	Total
$184,738	$207,711	$436,352	$824,489	$1,653,290

Transfer Agent

For the year ended March 31, 2016, the following table shows the class specific transfer agent fees borne directly by each class of the Fund:

Class 1	Class 2	Class 3	Class 4	Total
$7,139	$3,478	$4,881	$11,007	$26,505

Expense Limitations, Waivers and Reimbursements

The Fund entered into a contractual arrangement with the Administrator and BRIL to waive and/or reimburse a portion of the Fund’s direct fees and expenses, which excludes fees and expenses allocated from the Master LLC, to ensure that the net expenses for the Fund’s Class 2 Shares are 0.35% higher than those of BIF Tax-Exempt Fund, and the net expenses for the Fund’s Class 3 and Class 4 Shares are equal to those of BIF Tax-Exempt Fund, without giving effect to any voluntary fee waivers. The fee/expense waiver includes service and distribution fees. The Administrator and BRIL have agreed not to reduce or discontinue this contractual waiver or reimbursement prior to August 1, 2017. This contractual agreement may be terminated upon 90 days’ notice by a majority of the non-interested Directors or by a vote of a majority of the outstanding voting securities of the Fund. These amounts are included in service and distribution fees waived — class specific in the Statement of Operations.

For the year ended March 31, 2016, the amounts included in service and distribution fees waived – class specific were as follows:

Class 1	Class 2	Class 3	Class 4	Total
$184,738	$207,711	$436,352	$824,489	$1,653,290

14	BBIF TAX-EXEMPT FUND	MARCH 31, 2016

Notes to Financial Statements (continued)	BBIF Tax-Exempt Fund

The Administrator and BRIL voluntarily agreed to waive a portion of the investment advisory fee and/or reimburse operating expenses to enable the Fund to maintain minimum levels of daily net investment income. These amounts are reported in the Statement of Operations as fees waived by the Administrator. The Administrator and BRIL may discontinue the waiver or reimbursement at any time.

For the year ended March 31, 2016, the amounts included in transfer agent fees reimbursed – class specific were as follows:

Class 1	Class 2	Class 3	Class 4	Total
$7,139	$3,478	$4,881	$11,007	$26,505

For the year ended March 31, 2016, the amounts included in other expenses waived and/or reimbursed by the Administrator– class specific were as follows:

Class 1	Class 2	Class 3	Class 4	Total
$3,425	$5,721	$21,623	$41,238	$72,007

Officers and Directors

Certain officers and/or directors of the Fund are officers and/or directors of BlackRock or its affiliates. The Fund reimburses the Administrator for a portion of the compensation paid to the Fund’s Chief Compliance Officer, which is included in officer in the Statement of Operations.

5. Income Tax Information:

It is the Fund’s policy to comply with the requirements of the Internal Revenue Code of 1986, as amended, applicable to regulated investment companies, and to distribute substantially all of its taxable income to its shareholders. Therefore, no federal income tax provision is required.

The Fund files U.S. federal and various state and local tax returns. No income tax returns are currently under examination. The statute of limitations on the Fund’s U.S. federal tax returns remains open for each of the four years ended March 31, 2016. The statutes of limitations on the Fund’s state and local tax returns may remain open for an additional year depending upon the jurisdiction.

Management has analyzed tax laws and regulations and their application to the Fund as of March 31, 2016, inclusive of the open tax return years, and does not believe there are any uncertain tax positions that require recognition of a tax liability in the Fund’s financial statements.

U.S. GAAP requires that certain components of net assets be adjusted to reflect permanent differences between financial and tax reporting. These reclassifications have no effect on net assets or net asset values per share. As of period end, the following permanent differences attributable to the use of equalization were reclassified to the following accounts:

Paid-in capital	$29,945
Accumulated net realized gain allocated from the Master LLC	$(29,945)

The tax character of distributions paid was as follows:

	3/31/16		3/31/15
Tax-exempt income[1]	$325		$374
Ordinary income[2]	4,369	[4]	23,874
Long-term capital gains[3]	26,904	[4]	17,994

Total	$31,598		$42,242

[1]	The Fund designates this amount paid during the fiscal year ended March 31, 2016 as exempt-interest dividends.
[2]

Ordinary income consists primarily of taxable income recognized from net short-term capital gains. Additionally, all ordinary distributions are comprised of qualified short-term capital gain dividends for non-U.S. residents and are eligible for exemption from U.S. withholding tax for nonresident aliens and foreign corporations.

[3]	The Fund designates this amount paid during the fiscal year ended March 31, 2016 as capital gain dividends.
[4]	Distribution amounts may include a portion of the proceeds from redeemed shares.

As of period end, the tax components of accumulated net earnings (losses) were as follows:

Undistributed tax-exempt income	$261
Undistributed ordinary income	3,551
Undistributed long-term capital gains	20,837

Total	$24,649

BBIF TAX-EXEMPT FUND	MARCH 31, 2016	15

Notes to Financial Statements (concluded)	BBIF Tax-Exempt Fund

6. Principal Risks:

On July 23, 2014, the U.S. Securities and Exchange Commission adopted amendments to money market fund regulations, which structurally change the way that certain money market funds will be required to operate. The compliance periods for the amendments range between July 2015 and October 2016. The changes may affect a money market fund’s investment strategies, fees and expenses, portfolio and share liquidity and return potential.

7. Capital Share Transactions:

The number of shares sold, reinvested and redeemed corresponds to the net proceeds from the sale of shares, reinvestment of all distributions and cost of shares redeemed, respectively, since shares are sold and redeemed at $1.00 per share.

Transactions in capital shares for each class were as follows:

	Year Ended March 31, 2016	Year Ended March 31, 2015
Class 1
Shares sold	194,667,882	319,091,667
Shares issued in reinvestment of distributions	55	1,965
Shares redeemed	(220,377,070)	(295,380,514)

Net increase (decrease)	(25,709,133)	23,713,118

Class 2
Shares sold	276,575,298	191,396,510
Shares issued in reinvestment of distributions	117	4,622
Shares redeemed	(287,768,241)	(187,739,397)

Net increase (decrease)	(11,192,826)	3,661,735

Class 3
Shares sold	710,873,795	660,603,442
Shares issued in reinvestment of distributions	503	14,083
Shares redeemed	(732,743,887)	(669,831,981)

Net decrease	(21,869,589)	(9,214,456)

Class 4
Shares sold	1,870,208,024	1,616,473,755
Shares issued in reinvestment of distributions	847	21,454
Shares redeemed	(1,793,409,531)	(1,567,836,524)

Net increase	76,799,340	48,658,685

Total Net Increase	18,027,792	66,819,082

8. Subsequent Events:

Management has evaluated the impact of all subsequent events on the Fund through the date the financial statements were issued and has determined that there were no subsequent events requiring adjustment or additional disclosure in the financial statements.

16	BBIF TAX-EXEMPT FUND	MARCH 31, 2016

Report of Independent Registered Public Accounting Firm

To the Shareholders and Board of Trustees of BBIF Tax-Exempt Fund:

We have audited the accompanying statement of assets and liabilities of BBIF Tax-Exempt Fund (the “Fund”) as of March 31, 2016, and the related statement of operations for the year then ended, the statements of changes in net assets for each of the two years in the period then ended, and the financial highlights for each of the five years in the period then ended. These financial statements and financial highlights are the responsibility of the Fund’s management. Our responsibility is to express an opinion on these financial statements and financial highlights based on our audits.

We conducted our audits in accordance with the standards of the Public Company Accounting Oversight Board (United States). Those standards require that we plan and perform the audit to obtain reasonable assurance about whether the financial statements and financial highlights are free of material misstatement. The Fund is not required to have, nor were we engaged to perform, an audit of its internal control over financial reporting. Our audits included consideration of internal control over financial reporting as a basis for designing audit procedures that are appropriate in the circumstances, but not for the purpose of expressing an opinion on the effectiveness of the Fund’s internal control over financial reporting. Accordingly, we express no such opinion. An audit also includes examining, on a test basis, evidence supporting the amounts and disclosures in the financial statements, assessing the accounting principles used and significant estimates made by management, as well as evaluating the overall financial statement presentation. We believe that our audits provide a reasonable basis for our opinion.

In our opinion, the financial statements and financial highlights referred to above present fairly, in all material respects, the financial position of BBIF Tax-Exempt Fund as of March 31, 2016, the results of its operations for the year then ended, the changes in its net assets for each of the two years in the period then ended, and the financial highlights for each of the five years in the period then ended, in conformity with accounting principles generally accepted in the United States of America.

The accompanying financial statements have been prepared assuming that the Fund will continue as a going concern. As discussed in Note 1 to the financial statements, the Board of the Fund approved a proposal to close the Fund to new investors and thereafter to liquidate the Fund. Management’s plans concerning these matters are also discussed in Note 1 to the financial statements. The financial statements do not include any adjustments that might result from the liquidation event.

Deloitte & Touche LLP

Boston, Massachusetts

May 24, 2016

BBIF TAX-EXEMPT FUND	MARCH 31, 2016	17

Master LLC Portfolio Information	Master Tax-Exempt LLC

As of March 31, 2016

Portfolio Composition	Percent of Net Assets
Variable Rate Demand Notes	98%
Fixed Rate Notes	3
Liabilities in Excess of Other Assets	(1)

Total	100%

18	BBIF TAX-EXEMPT FUND	MARCH 31, 2016

Schedule of Investments March 31, 2016	Master Tax-Exempt LLC (Percentages shown are based on Net Assets)

Municipal Bonds	Par (000)	Value
Alabama — 2.2%
City of Columbia Alabama IDB, Refunding RB, VRDN, Alabama Power Co. Project, 0.37%, 4/01/16 (a)	$53,950	$53,950,000
City of Mobile Alabama Downtown Redevelopment Authority, RB, VRDN (a)(b):
Series A (National Australia Bank Ltd. LOC), 0.40%, 4/07/16	5,225	5,225,000
Series B (Australia and New Zealand Banking Group Ltd. LOC), 0.40%, 4/07/16	6,555	6,555,000

		65,730,000
Arizona — 0.9%
Arizona Health Facilities Authority, RB, VRDN, Banner Health, Series C (Bank of America NA LOC), 0.52%, 4/07/16 (a)	12,800	12,800,000
City of Phoenix IDA, RB, VRDN, Mayo Clinic, Series B (Wells Fargo Bank NA SBPA), 0.34%, 4/01/16 (a)	13,200	13,200,000

		26,000,000
Arkansas — 0.1%
Arkansas Development Finance Authority, RB, VRDN, S/F Housing, Mortgage-Backed Securities Program, Series E, AMT (Ginnie Mae & Fannie Mae Guarantors) (State Street Bank & Trust Co. SBPA), 0.48%, 4/07/16 (a)	3,200	3,200,000
California — 2.0%
Bay Area Toll Authority, P-FLOATS, RB, VRDN, Series C1 (Bank of America NA Liquidity Agreement), 0.42%, 4/07/16 (a)(b)(c)	4,910	4,910,000
California Pollution Control Financing Authority, RB, VRDN, Air Products & Chemicals, Inc., Series B, 0.35%, 4/01/16 (a)	23,700	23,700,000
City of Sacramento California, JPMorgan Chase PUTTERS/DRIVERS Trust, RB, VRDN, Series 4375 (JPMorgan Chase Bank NA SBPA), 0.45%, 4/07/16 (a)(b)(c)	13,000	13,000,000
Los Angeles California Department of Water & Power, Refunding RB, VRDN, Remarketing, Sub-Series A-3 (Citibank NA SBPA), 0.30%, 4/01/16 (a)	13,550	13,550,000
State of California, GO, Refunding, VRDN, Kindergarten, Series A-2 (State Street Bank & Trust Co. LOC), 0.32%, 4/01/16 (a)	5,100	5,100,000

		60,260,000

Municipal Bonds	Par (000)	Value
Colorado — 0.2%
Colorado Educational & Cultural Facilities Authority, RB, VRDN, 0.35%, 4/01/16 (a)	$4,800	$4,800,000
Colorado Housing & Finance Authority, Refunding RB, VRDN, S/F Mortgage, Series B (Bank of America NA SBPA), 0.39%, 4/07/16 (a)	2,360	2,360,000

		7,160,000
Connecticut — 0.9%
Connecticut Housing Finance Authority, RB, VRDN, S/F Housing, Housing Mortgage Finance Program, Sub-Series A-3 (Royal Bank of Canada), 0.41%, 4/07/16 (a)	5,000	5,000,000
Connecticut Housing Finance Authority, Refunding RB, VRDN (a):
Sub-Series C-3 (Royal Bank of Canada SBPA), 0.41%, 4/07/16	3,500	3,500,000
Housing Mortgage Finance Program, Sub-Series A-2 (JPMorgan Chase Bank SBPA), 0.35%, 4/01/16	14,370	14,370,000
Sub-Series E-3 (Bank of Tokyo-Mitsubishi UFJ Ltd. SBPA), 0.48%, 4/07/16	3,000	3,000,000
Connecticut State Development Authority, RB, VRDN, Solid Waste Project, Rand/Whitney, AMT (Bank of Montreal LOC), 0.39%, 4/07/16 (a)	1,000	1,000,000

		26,870,000
District of Columbia — 0.2%
District of Columbia, RB, VRDN, Community Connections Real Estate, Series A (Manufacturers & Traders Trust Co. LOC), 0.34%, 4/07/16 (a)	3,500	3,500,000
District of Columbia Housing Finance Agency, RB, VRDN, Park 7 Apartments at Minnesota Ave & Benning Road (Freddie Mac Liquidity Agreement), 0.39%, 4/07/16 (a)	4,100	4,100,000

		7,600,000
Florida — 3.2%
County of Brevard Florida Housing Finance Authority, RB, VRDN, M/F, Timber Trace Apartments Project, AMT (Citibank NA LOC), 0.43%, 4/07/16 (a)	9,635	9,635,000
County of Collier Florida IDA, RB, VRDN, March Project, AMT (Wells Fargo Bank NA LOC), 0.62%, 4/07/16 (a)	1,190	1,190,000
County of Escambia Health Facilities Authority, Refunding RB, VRDN (AGC) (TD Bank NA SBPA), Azalea Trace, Inc., 0.41%, 4/01/16 (a)	10,455	10,455,000

Portfolio Abbreviations

AGC	Assured Guarantee Corp.	GO	General Obligation Bonds	P-FLOATS	Puttable Floating Rate Securities
AGM	Assured Guaranty Municipal Corp.	HDA	Housing Development Authority	PUTTERS	Puttable Tax-Exempt Receipts
AMT	Alternative Minimum Tax (subject to)	HFA	Housing Finance Agency	RB	Revenue Bonds
BAN	Bond Anticipation Notes	HRB	Housing Revenue Bonds	ROCS	Reset Option Certificates
BHAC	Berkshire Hathaway Assurance Corp.	IDA	Industrial Development Authority	SBPA	Stand-by Bond Purchase Agreements
COP	Certificates of Participation	IDB	Industrial Development Board	S/F	Single-Family
DRIVERS	Derivative Inverse Tax-Exempt Receipts	ISD	Independent School District	TAN	Tax Anticipation Notes
EDC	Economic Development Corp.	LOC	Letter of Credit	VRDN	Variable Rate Demand Notes
FLOATS	Floating Rate Securities	M/F	Multi-Family

See Notes to Financial Statements.

BBIF TAX-EXEMPT FUND	MARCH 31, 2016	19

Schedule of Investments (continued)	Master Tax-Exempt LLC

Municipal Bonds	Par (000)	Value
Florida (continued)
County of Hillsborough Florida Housing Finance Authority, HRB, VRDN, M/F, Claymore Crossings Apartments, AMT (Citibank NA LOC), 0.42%, 4/07/16 (a)	$1,900	$1,900,000
County of Manatee Florida Housing Finance Authority, HRB, VRDN, M/F, Village at Cortez Apartments, Series A, AMT (Fannie Mae Guarantor, Fannie Mae Liquidity Agreement), 0.46%, 4/07/16 (a)	10,200	10,200,000
County of Miami-Dade Florida Transit System Sales Surtax Revenue, RB, VRDN, Eagle Tax-Exempt Trust, Class A (AGM) (Citibank NA Liquidity Agreement), 0.45%, 4/07/16 (a)(b)	7,450	7,450,000
County of Miami-Dade Florida Water & Sewer System Revenue, RB, VRDN, ROCS, Series RR-II-R-11834 (AGM) (Citibank NA Liquidity Agreement), 0.45%, 4/07/16 (a)(b)(c)	23,750	23,750,000
County of Orange Florida, RBC Muni Products, Inc. Trust, Refunding RB, FLOATS, VRDN, Series O-43 (Royal Bank of Canada SBPA), 0.45%, 4/07/16 (a)(b)(c)	5,115	5,115,000
County of Orlando & Orange Florida Expressway Authority, RB, VRDN, Eagle Tax-Exempt Trust, Series 0145, Class A (BHAC) (Citibank NA Liquidity Agreement), 0.44%, 4/07/16 (a)(c)	11,300	11,300,000
Florida Housing Finance Corp., RB, VRDN, M/F, Savannah Springs Apartments, Series N, AMT (Citibank NA LOC), 0.46%, 4/07/16 (a)	6,500	6,500,000
Orlando Florida Utilities Commission, Refunding RB, Series B, VRDN (TD Bank NA SBPA), 0.38%, 4/07/16 (a)	7,855	7,855,000

		95,350,000
Georgia — 0.5%
County of Gainesville & Hall Georgia Development Authority, RB, VRDN (TD Bank NA SBPA), Acts Retirement-Life Communities, Inc., Lanier Village, Series B, 0.41%, 4/01/16 (a)	15,135	15,135,000
Illinois — 4.1%
Illinois Finance Authority, RB, VRDN (a):
AMT, INX International Ink Co. (JPMorgan Chase Bank NA LOC), 0.55%, 4/07/16	3,280	3,280,000
ROCS, Children’s Memorial Hospital, Series RR-11624 (AGC) (Citibank NA SBPA), 0.60%, 4/07/16 (b)(c)	16,100	16,100,000
Illinois Finance Authority, Refunding RB, VRDN (a):
Evanston Hospital Corporation, 0.41%, 4/07/16	16,100	16,100,000
Northwestern Memorial Hospital (Wells Fargo Bank NA SBPA), 0.35%, 4/01/16	20,285	20,285,000
Northwestern Memorial Hospital, Series A-2 (Wells Fargo Bank NA SBPA), 0.41%, 4/07/16	12,300	12,300,000
Northwestern Memorial Hospital, Series A-3 (JPMorgan Chase Bank SBPA), 0.52%, 4/07/16	30,190	30,190,000

Municipal Bonds	Par (000)	Value
Illinois (continued)
State of Illinois, GO, VRDN, Series B-4 (State Street Bank & Trust Co. LOC), 0.50%, 4/07/16 (a)	$6,200	$6,200,000
University of Illinois, Refunding RB, VRDN, UIC South Campus Development (JPMorgan Chase Bank NA LOC), 0.52%, 4/07/16 (a)	17,810	17,810,000

		122,265,000
Indiana — 3.1%
City of Indianapolis Indiana Local Public Improvement Bond Bank, Refunding RB, ROCS, VRDN, Series II-R-11779 (AGC) (Citibank NA SBPA), 0.60%, 4/07/16 (a)(b)(c)	47,870	47,870,000
City of Michigan Indiana, RB, M/F, VRDN, Palatek Project, AMT (Comerica Bank NA LOC), 0.55%, 4/07/16 (a)	3,200	3,200,000
Indiana Finance Authority, Refunding RB, VRDN (a):
Series B (BMO Harris Bank NA LOC) 0.50%, 4/07/16	4,050	4,050,000
Series A-2 (BMO Harris Bank NA SBPA), 0.48%, 4/07/16	37,365	37,365,000

		92,485,000
Iowa — 4.0%
Iowa Finance Authority, RB, VRDN, CJ BIO America, Inc. Project (Korea Development Bank LOC), 0.45%, 4/07/16 (a)	118,060	118,060,000
Iowa Higher Education Loan Authority, Refunding RB, VRDN, Des Moines University Project (BMO Harris Bank NA LOC), 0.40%, 4/01/16 (a)	2,550	2,550,000

		120,610,000
Kansas — 0.3%
City of Burlington Kansas, Refunding RB, VRDN, Environment Improvement Revenue, City Power & Light (Mizuho Corporate Bank LOC), 0.45%, 4/07/16 (a)	7,100	7,100,000
Counties of Sedgwick & Shawnee Kansas, JPMorgan Chase PUTTERS/DRIVERS Trust, Refunding RB, VRDN, Series 3206, AMT (JPMorgan Chase Bank NA SBPA), 0.50%, 4/07/16 (a)(b)(c)	1,040	1,040,000

		8,140,000
Louisiana — 5.9%
Consolidated Government of the City of Baton Rouge & Parish of East Baton Rouge Louisiana, Refunding RB, VRDN, 0.30%, 4/01/16 (a)	10,000	10,000,000
Louisiana Local Government Environmental Facilities & Community Development Authority, RB, VRDN, Honeywell International, Inc. Project, 0.53%, 4/07/16 (a)	6,000	6,000,000
Louisiana Local Government Environmental Facilities & Community Development Authority, Refunding RB, VRDN, BASF Corp. Project, Series B, 0.48%, 4/07/16 (a)	7,500	7,500,000

See Notes to Financial Statements.

20	BBIF TAX-EXEMPT FUND	MARCH 31, 2016

Schedule of Investments (continued)	Master Tax-Exempt LLC

Municipal Bonds	Par (000)	Value
Louisiana (continued)
Louisiana Offshore Terminal Authority, Refunding RB, VRDN, Loop LLC Project, Series B (JPMorgan Chase Bank NA LOC), 0.52%, 4/07/16 (a)	$15,050	$15,050,000
Louisiana Public Facilities Authority, RB, VRDN, Air Products and Chemicals Project (a):
0.42%, 4/07/16	40,000	40,000,000
Series B, 0.42%, 4/07/16	28,000	28,000,000
Series C, 0.35%, 4/01/16	14,600	14,600,000
Series C, 0.35%, 4/01/16	12,400	12,400,000
Parish of Ascension Louisiana, RB, VRDN, AMT, BASF Corp. Project (a):
0.43%, 4/07/16	11,800	11,800,000
0.43%, 4/07/16	2,400	2,400,000
State of Louisiana Gasoline & Fuels Tax Revenue, Refunding RB, VRDN (Citibank NA Liquidity Agreement), 0.45%, 4/07/16 (a)(b)	30,000	30,000,000

		177,750,000
Maryland —1.6%
City of Washington Maryland Suburban Sanitary Commission, GO, Series A, VRDN, BAN (TD Bank NA SBPA), 0.39%, 4/07/16 (a)	7,000	7,000,000
County of Baltimore Maryland, RB, VRDN, M/F, Paths at Loveton (Manufacturers & Traders Trust Co. LOC), 0.34%, 4/07/16 (a)	2,735	2,735,000
Maryland EDC, RB, VRDN, Linemark Printing Project, AMT (Manufacturers & Traders LOC), 0.49%, 4/07/16 (a)	2,925	2,925,000
Maryland Health & Higher Educational Facilities Authority, Refunding RB, VRDN (a):
ROCS, Series 11415 (AGC) (Citibank NA Liquidity Agreement), 0.60%, 4/07/16 (b)(c)	6,350	6,350,000
ROCS, Series 11594 (AGC) (Citibank NA Liquidity Agreement), 0.60%, 4/07/16 (b)(c)	8,635	8,635,000
University of Maryland Medical System (TD Bank NA LOC), 0.35%, 4/01/16	19,530	19,530,000

		47,175,000
Massachusetts — 5.6%
Massachusetts Development Finance Agency, HRB, M/F Housing, Avalon Acton Apartment, AMT (Fannie Mae Guarantor, Fannie Mae Liquidity Agreement), 0.46%, 4/07/16 (a)	3,000	3,000,000
Massachusetts Development Finance Agency, RB, VRDN (a):
Boston University, Series U-3 (Northern Trust Company LOC), 0.38%, 4/07/16	2,500	2,500,000
Holy Cross College, FLOATS, Series 1336 (Credit Suisse AG SBPA), 0.43%, 4/07/16 (b)(c)	1,500	1,500,000
Woodbriar Senior Living Facility, FLOATS, RBC Municipal Product, Inc. Trust, Series E-38 (Royal Bank of Canada LOC, Royal Bank of Canada SBPA), 0.33%, 4/01/16 (b)(c)	7,385	7,385,000

Municipal Bonds	Par (000)	Value
Massachusetts (continued)
Massachusetts Health & Educational Facilities Authority, RB, VRDN (a):
Baystate Medical Center, Series K (Wells Fargo Bank NA LOC), 0.35%, 4/01/16	$1,500	$1,500,000
Partners Healthcare System, Series P2 (JPMorgan Chase Bank NA SBPA), 0.38%, 4/07/16	14,300	14,300,000
Tufts University, Series G (Wells Fargo NA SBPA), 0.35%, 4/01/16	5,120	5,120,000
Massachusetts Health & Educational Facilities Authority, Refunding RB, VRDN (a):
Great Brook Valley Health Center, Series A (TD Bank NA LOC), 0.39%, 4/07/16	1,165	1,165,000
Tufts University, Series N-1 (U.S. Bank NA SBPA), 0.38%, 4/01/16	14,000	14,000,000
Tufts University, Series N-2 (Wells Fargo Bank NA SBPA), 0.35%, 4/01/16	3,700	3,700,000
Massachusetts School Building Authority, RB, Sales Tax Revenue, VRDN, Eagle Tax-Exempt Trust, Class A (Citibank NA SBPA), 0.44%, 4/07/16 (a)(b)(c)	3,100	3,100,000
Massachusetts State Department of Transportation, Refunding RB, VRDN, Contract Assistance, Series A-2 (Bank of Tokyo-Mitsubishi UFJ Ltd. SBPA), 0.38%, 4/07/16 (a)	47,000	47,000,000
State of Massachusetts, Clipper Tax-Exempt Certificate Trust, RB, VRDN (State Street Bank & Trust Co. Liquidity Agreement)(a)(c):
0.33%, 4/07/16	7,000	7,000,000
0.33%, 4/07/16	50,000	50,000,000
Tender Option Bond Trust Receipts/Certificates, Refunding RB, FLOATS, VRDN (a)(b)(c):
(JP Morgan Chase Bank NA Liquidity Agreement) 0.32%, 4/07/16	3,165	3,165,000
(Citibank NA Liquity Agreement) 0.32%, 4/07/16	2,000	2,000,000

		166,435,000
Michigan — 3.6%
Michigan Finance Authority, RB, VRDN, Higher Education Facilities (Comerica Bank NA LOC), 0.48%, 4/07/16 (a)	6,755	6,755,000
Michigan Higher Education Facilities Authority, Refunding RB, VRDN, Limited Obligation, University of Detroit Mercy Project (Comerica Bank NA LOC), 0.43%, 4/01/16 (a)	5,265	5,265,000
Michigan State Building Authority, Tender Option Bond Trust Receipts/Certificates, Refunding RB, VRDN (JPMorgan Chase Bank NA Liquidity Agreement), 0.02%, 4/07/16 (a)(b)(c)	3,335	3,335,000
Michigan State HDA, M/F Housing, Berrien Woods III, Series C (JPMorgan Chase Bank NA SBPA), 0.52%, 4/07/16 (a)	19,365	19,365,000
Michigan State HDA, Refunding, HRB, VRDN, AMT (a):
M/F, Series A (JPMorgan Chase Bank NA SBPA), 0.43%, 4/01/16	30,135	30,135,000
S/F, Series B (Federal Home Loan Bank SBPA), 0.43%, 4/07/16	1,700	1,700,000

See Notes to Financial Statements.

BBIF TAX-EXEMPT FUND	MARCH 31, 2016	21

Schedule of Investments (continued)	Master Tax-Exempt LLC

Municipal Bonds	Par (000)	Value
Michigan (continued)
Michigan Strategic Fund, RB, VRDN (a):
CS Facilities LLC Project (MUFG Union Bank LOC), 0.41%, 4/07/16	$11,045	$11,045,000
MANS LLC Project, AMT (Comerica Bank NA LOC), 0.55%, 4/07/16	5,300	5,300,000
Riverwalk Properties LLC Project, AMT (Comerica Bank NA LOC), 0.55%, 4/07/16	600	600,000
Southfield Michigan Economic Development Corp., RB, VRDN (JPMorgan Chase Bank NA LOC), Lawrence Technological University Project, 0.55%, 4/07/16 (a)	3,615	3,615,000
University of Michigan, Refunding RB, VRDN, General, Series D-1, 0.34%, 4/01/16 (a)	20,000	20,000,000

		107,115,000
Minnesota — 0.4%
Minneapolis Minnesota Health Care System, RB, VRDN, FLOATS, Fairview Health Services, Series E-19 (Royal Bank of Canada LOC, Royal Bank of Canada SBPA), 0.44%, 3/31/16 (a)(b)(c)	4,200	4,200,000
Minnesota Housing Finance Agency, RB, AMT, M/F Housing, VRDN (Royal Bank of Canada SBPA), 0.42%, 4/07/16 (a)	4,000	4,000,000
Minnesota Housing Finance Agency, Refunding RB, AMT, S/F Housing, Series D (Fannie Mae) (Royal Bank of Canada SBPA), VRDN, 0.46%, 4/07/16 (a)	5,075	5,075,000

		13,275,000
Mississippi — 1.9%
Mississippi Business Finance Corp., RB, VRDN, Chevron USA, Inc. Project (Chevron Corp. Guarantor) (a):
Series A, 0.34%, 4/01/16	4,000	4,000,000
Series B, 0.38%, 4/01/16	8,700	8,700,000
Series C, 0.34%, 4/01/16	9,225	9,225,000
Series G, 0.34%, 4/01/16	7,845	7,845,000
Series G, 0.34%, 4/01/16	2,000	2,000,000
Series I, 0.34%, 4/01/16	12,650	12,650,000
State of Mississippi, Clipper Tax-Exempt Certificate Trust, RB, VRDN, Series 84 (State Street Bank & Trust Co. SBPA), 0.43%, 4/07/16 (a)(c)	11,900	11,900,000

		56,320,000
Missouri — 0.5%
City of Kansas City Missouri, Refunding RB, VRDN, Hospital Roe Bartle, Series E (Sumitomo Mitsui Trust Bank Ltd. LOC), 0.39%, 4/07/16 (a)	15,000	15,000,000
Nebraska — 0.6%
City of Lincoln Nebraska, RB, FLOATS, VRDN, Series 2900 (Credit Suisse Liquidity Agreement), 0.38%, 4/07/16 (a)(c)	16,000	16,000,000
University of Nebraska at Lincoln, Tender Option Bond Trust Receipts/Certificates (Citibank NA Liquidity Agreement), 0.43%, 4/07/16 (a)(b)(c)	900	900,000

		16,900,000

Municipal Bonds	Par (000)	Value
New Jersey — 1.2%
Borough of Dumont New Jersey, GO, Refunding, 1.50%, 6/23/16	$6,179	$6,192,388
Borough of Mendham New Jersey, GO, 1.75%, 7/08/16	2,250	2,256,807
Borough of Oradell New Jersey, GO, BAN, 1.00%, 4/08/16	3,310	3,310,403
County of Atlantic New Jersey, GO, BAN, Refunding, 2.00%, 6/29/16	15,806	15,862,434
New Jersey Environmental Infrastructure Trust, Refunding RB, P-FLOATS, VRDN, Series A-R (Bank of America NA SBPA), 0.40%, 4/07/16 (a)(b)(c)	515	515,000
New Jersey State Education Facilities Authority, Tender Option Bond Trust Receipts/Certificates, Refunding RB, Princeton University, VRDN (Bank of America NA Liquidity Agreement), 0.40%, 4/07/16 (a)(b)(c)	665	665,000
New Jersey State Higher Education Assistance Authority, RBC Municipal Product, Inc. Trust, RB, FLOATS, VRDN, AMT (Royal Bank of Canada LOC) (a)(b)(c):
Series L-35, 0.48%, 4/07/16	6,000	6,000,000
Series L-36, 0.48%, 4/07/16	700	700,000

		35,502,032
New Mexico — 0.3%
New Mexico Finance Authority, Refunding RB, VRDN, Sub-Lien, Sub-Series A-1 (State Street Bank & Trust Co. LOC), 0.38%, 4/07/16 (a)	8,350	8,350,000
New York — 16.7%
Center Moriches Union Free School District, GO, 1.50%, 6/24/16	6,300	6,312,651
Churchville-Chili Central School District, GO, 1.50%, 6/28/16	4,300	4,310,224
City of Elmont New York, Sewanhaka Central High School District, GO, TAN, 1.50%, 6/24/16	6,400	6,415,420
City of New York New York, GO, VRDN:
Sub-Series A-3 (Morgan Stanley Bank LOC), 0.44%, 4/07/16 (a)	18,260	18,260,000
Sub-Series D-3 (JPMorgan Chase Bank NA SBPA), 0.36%, 4/01/16 (a)	40,800	40,800,000
Sub-Series D-4 (TD Bank NA LOC), 0.35%, 4/01/16 (a)	19,000	19,000,000
Sub-Series F-7 (Royal Bank of Canada LOC), 0.37%, 4/01/16 (a)	1,700	1,700,000
Sub-Series G-7 (Bank of Tokyo-Mitsubishi UFJ Ltd. LOC), 0.35%, 4/01/16 (a)	3,145	3,145,000
Sub-Series I-2 (JPMorgan Chase Bank NA Liquidity Agreement), 0.36%, 4/01/16 (a)	5,800	5,800,000
City of New York New York, GO, VRDN, Refunding (a)
Sub-Series D-3B (Royal Bank of Canada LOC, Royal Bank of Canada SBPA), 0.37%, 4/01/16	4,000	4,000,000
Sub-Series J-8, (Sumitamo Mitsui Banking LOC), 0.45%, 3/31/16	10,200	10,200,000

See Notes to Financial Statements.

22	BBIF TAX-EXEMPT FUND	MARCH 31, 2016

Schedule of Investments (continued)	Master Tax-Exempt LLC

Municipal Bonds	Par (000)	Value
New York (continued)
City of New York New York Industrial Development Agency, RB, VRDN, Korean Air Lines Co. Ltd. Project, AMT (Kookmin Bank LOC) (a):
Series A, 0.45%, 4/07/16	$21,800	$21,800,000
Series C, 0.45%, 4/07/16	4,000	4,000,000
County of Dutchess New York IDA, RB, VRDN, Marist College, Series A (TD Bank NA LOC), 0.43%, 4/07/16 (a)	8,645	8,645,000
East Williston Union Free School District, GO, 1.50%, 6/28/16	3,500	3,508,318
Manhasset Union Free School District, GO, 1.50%, 6/21/16	6,750	6,764,616
Metropolitan Transportation Authority, RB, VRDN, Sub-Series B-1 (Bank of Tokyo- Mitsubishi UFJ Ltd. LOC) 0.40%, 4/07/16 (a)	12,500	12,500,000
Nassau County Industrial Development Agency, RB, VRDN (Manufacturers & Traders Co. LOC) 0.65%, 4/07/16 (a)	6,415	6,415,000
New York City Housing Development Corp., RB, VRDN, M/F Housing, Series K-2 (Wells Fargo Bank NA SBPA), 0.42%, 4/01/16 (a)	8,400	8,400,000
New York City Transitional Finance Authority, Future Tax Secured Revenue, RB, VRDN (a)
Sub-Series E-3 (JP Morgan Chase NA SBPA), 0.36%, 4/01/16	4,000	4,000,000
Sub-Series E-4 (JP Morgan Chase Bank NA SBPA) 0.36%, 4/01/16	19,000	19,000,000
Subordinate, Sub-Series C-5 (Sumitomo Mitsui Banking Corp. LOC), 0.40%, 4/07/16	4,800	4,800,000
New York City Transitional Finance Authority, Future Tax Secured Revenue, Refunding RB, VRDN, Sub-Series A-4 (TD Bank NA SBPA), 0.35%, 4/01/16 (a)	20,175	20,175,000
New York City Water & Sewer System, Refunding RB, VRDN, 2nd General Resolution (a):
Series AA (JPMorgan Chase Bank NA SBPA), 0.36%, 4/01/16	2,700	2,700,000
Series AA (TD Bank NA SBPA), 0.35%, 4/01/16	11,600	11,600,000
Municipal Water Finance Authority, Fiscal 2011, Series AA (Royal Bank of Canada SBPA), 0.37%, 4/01/16	5,000	5,000,000
Municipal Water Finance Authority, Fiscal 2011, Series DD-1 (TD Bank NA SBPA), 0.35%, 4/01/16	32,100	32,100,000
New York Local Government Assistance Corp., Refunding RB, VRDN, Sub Lien, Series 4 (Bank of America NA SBPA), 0.51%, 4/07/16 (a)	2,000	2,000,000
New York Metropolitan Transportation Authority, Refunding RB, VRDN, Series A-1 (Royal Bank of Canada LOC), 0.37%, 4/01/16 (a)	10,180	10,180,000
New York State Energy Research & Development Authority, Refunding RB, VRDN, Sub-Series A-1 (Mizuho Corporate Bank LOC) 0.39%, 4/07/16 (a)	15,000	15,000,000

Municipal Bonds	Par (000)	Value
New York (continued)
New York State HFA, HRB, VRDN (a):
East 39th Street Housing, Series A, AMT (Fannie Mae Liquidity Facility, Fannie Mae Guarantor), 0.51%, 4/07/16	$10,000	$10,000,000
M/F Housing, 175 West 60th Street Housing, Series A-1 (Manufacturers & Traders Trust Co. LOC), 0.43%, 4/07/16	7,900	7,900,000
M/F Housing, 175 West 60th Street Housing, Series A-1 (Manufacturers & Traders Trust Co. LOC), 0.43%, 4/07/16	26,100	26,100,000
M/F Housing, 33 Bond St. Housing (Manufacturers & Traders Trust Co. LOC), 0.42%, 4/06/16	4,000	4,000,000
M/F Housing, 625 West 57th Street, Series A-1 (Bank of New York Mellon Trust LOC), 0.38%, 4/07/16	10,000	10,000,000
M/F Housing, Clinton Park, Series A (Federal Home Loan Mortgage Corp. Guarantor, Federal Home Loan Mortgage Corp. Liquidity Agreement), 0.39%, 4/07/16	6,810	6,810,000
M/F Housing, Northend (Fannie Maw Guarantor, Fannie Mae Liquidity Agreement), 0.49%, 4/07/16	7,200	7,200,000
New York State HFA, HRB, VRDN, M/F Housing, 8 East 102nd Street Housing (TD Bank NA LOC) 0.38%, 4/07/16 (a)	12,950	12,950,000
New York State HFA, Refunding RB, VRDN, Sub-Series C, Economic Development (JP Morgan Chase Bank NA SBPA) 0.55%, 4/07/16 (a)	25,000	25,000,000
New York State Urban Development Corp., Refunding RB, VRDN, Series A3-D (JPMorgan Chase Bank NA SBPA), 0.45%, 4/07/16 (a)	22,025	22,025,000
Onondaga County Industrial Development Agency, RB, AMT, VRDN (Manufacturers & Traders Trust Co. LOC), 0.59%, 4/07/16 (a)	1,915	1,915,000
Port Authority of New York & New Jersey, Tender Option Bond Trust Receipts/Certificates, Refunding RB, FLOATS, VRDN (Bank of America NA Liquidity Agreement), 0.47%, 4/07/16 (a)(b)(c)	3,730	3,730,000
Rocky Point Union Free School District, GO, 1.50%, 6/27/16	5,000	5,011,995
Triborough Bridge & Tunnel Authority, Refunding RB, Sub-Series B-2, VRDN (Wells Fargo Bank NA LOC), 0.34%, 4/01/16 (a)	11,655	11,655,000
West Hempstead Union Free School District, GO, TAN, 1.50%, 6/24/16	3,400	3,408,025
West Islip Union Free School District, GO, 1.50%, 6/24/16	24,500	24,555,510

		500,791,759
North Carolina — 2.5%
Charlotte-Mecklenburg Hospital Authority, Refunding RB, VRDN, Series H (Wells Fargo Bank NA LOC), 0.35%, 4/01/16 (a)	3,075	3,075,000
City of Charlotte North Carolina, COP, Refunding, VRDN, 2003 Governmental Facilities Project (Wells Fargo Bank NA Liquidity Agreement), 0.40%, 4/07/16 (a)	30,050	30,050,000

See Notes to Financial Statements.

BBIF TAX-EXEMPT FUND	MARCH 31, 2016	23

Schedule of Investments (continued)	Master Tax-Exempt LLC

Municipal Bonds	Par (000)	Value
North Carolina (continued)
City of Greensboro North Carolina Combined Water & Sewer System, Refunding RB, VRDN, Series A (Bank of America NA SBPA), 0.41%, 4/07/16 (a)	$8,400	$8,400,000
City of Raleigh Durham North Carolina Airport Authority, Refunding RB, VRDN, Series C (Royal Bank of Canada LOC), 0.40%, 4/07/16 (a)	2,365	2,365,000
City of Raleigh North Carolina Combined Enterprise System Revenue, RB, Series B, VRDN (Wells Fargo Bank NA SBPA), 0.39%, 4/07/16 (a)	3,380	3,380,000
County of Lee North Carolina Industrial Facilities & Pollution Control Financing Authority, RB, VRDN, Arden Corp. Project, AMT (Comerica Bank NA LOC), 0.55%, 4/07/16 (a)	2,550	2,550,000
North Carolina Agricultural Finance Authority, Refunding RB, VRDN, Harvey Fertilizer & Gas Project, AMT (Wells Fargo Bank NA LOC), 0.62%, 4/01/16 (a)	310	310,000
North Carolina Capital Facilities Finance Agency, RB, VRDN, Aquarium Society Project (Bank of America NA LOC), 0.46%, 4/07/16 (a)	17,035	17,035,000
North Carolina Capital Facilities Finance Agency, Refunding RB, VRDN, Eagle Tax-Exempt Trust Receipts, Duke University (Citibank NA Liquidity Agreement), 0.33%, 4/07/16 (a)(b)(c)	2,850	2,850,000
North Carolina Medical Care Community, RBC Municipal Products, Inc. Trust, RB, VRDN, Duke University Health System (Royal Bank of Canada Liquidity Agreement), 0.45%, 4/07/16 (a)(b)(c)	1,400	1,400,000
State of North Carolina, Refunding RB, VRDN (Citibank NA Liquidity Agreement), 0.43%, 4/07/16 (a)(b)(c)	1,800	1,800,000
State of North Carolina, Tender Option Bond Trust Receipts/Certificates, GO, VRDN, (JPMorgan Chase Bank NA Liquidity Agreement), 0.45%, 4/07/16 (a)(b)(c)	1,000	1,000,000
State of North Carolina, Tender Option Bond Trust Receipts/Certificates, Refunding RB, VRDN, Duke University (Citibank NA Liquidity Agreement), 0.32%, 4/07/16 (a)(b)(c)	1,600	1,600,000

		75,815,000
North Dakota — 0.0%
City of West Fargo North Dakota, GO, Series A, 2.00%, 5/02/16	830	831,050
Ohio — 0.7%
City of Columbus Ohio, GO, VRDN, Sanitary Sewer, 0.46%, 4/07/16 (a)	4,095	4,095,000
County of Franklin Ohio Nationwide Children’s Hospital, RB, VRDN, Series B (a):
0.43%, 4/07/16	14,600	14,600,000
0.46%, 4/07/16	1,700	1,700,000

		20,395,000

Municipal Bonds	Par (000)	Value
Oklahoma — 0.5%
Muskogee City-County Trust Port Authority, RB, VRDN, AMT (Bank of America NA LOC), 0.56%, 4/07/16 (a)	$5,250	$5,250,000
Oklahoma State Turnpike Authority, RBC Municipal Products, Inc. Trust, Refunding RB, VRDN, FLOATS, Series E-37 (Royal Bank Canada LOC), 0.44%, 4/07/16 (a)(b)(c)	9,575	9,575,000

		14,825,000
Oregon — 0.2%
Port of Portland Oregon, Refunding RB, VRDN, Portland International Airport, Series 18-A, AMT (U.S. Bank NA LOC), 0.53%, 4/07/16 (a)	5,775	5,775,000
Pennsylvania — 3.7%
Central Bradford Progress Authority, RBC Municipal Products, Inc. Trust, RB, VRDN, FLOATS, Series C-14 (Royal Bank of Canada LOC, Royal Bank of Canada SBPA), 0.44%, 4/07/16 (a)(b)(c)	3,840	3,840,000
Commonwealth of Pennsylvania, Clipper Tax-Exempt Certificate Trust, RB, VRDN, Series 2009-58 (State Street Bank & Trust Co. Liquidity Agreement), 0.43%, 4/07/16 (a)(b)(c)	14,500	14,500,000
County of Blair Pennsylvania IDA, RB, VRDN, Homewood at Martinsburg Project (Manufacturers & Traders Trust Co. LOC), 0.34%, 4/07/16 (a)	1,800	1,800,000
County of Lancaster Pennsylvania Hospital Authority, Refunding RB, VRDN, Luthercare Project (Manufacturers & Trust Co. LOC), 0.45%, 4/07/16 (a)	28,530	28,530,000
County of Montgomery Industrial Development Authority, RB, VRDN, Acts Retirement-Life Communities, Inc. (TD Bank NA SBPA), 0.41%, 4/01/16 (a)	5,415	5,415,000
Geisinger Authority, RB, VRDN, Geisinger Health System, Series A (Wells Fargo Bank NA SBPA), 0.34%, 4/01/16 (a)	10,550	10,550,000
Hospitals & Higher Education Facilities Authority of Philadelphia, Refunding RB, VRDN, Children’s Hospital Project (Wells Fargo Bank NA SBPA), 0.35%, 4/01/16 (a)	22,100	22,100,000
Pennsylvania Economic Development Financing Authority, RB, VRDN, Merck & Co., Inc., West Point Project, AMT (Manufacturers & Traders Trust Co. LOC), 0.48%, 4/07/16 (a)	6,700	6,700,000
School District of Philadelphia, GO, VRDN, Refunding, Series H (Royal Bank of Canada LOC), 0.42%, 4/07/16 (a)	5,790	5,790,000
Southcentral General Authority, RB, VRDN, Homewood Hanover Project (Manufacturers & Traders Trust Co. LOC), 0.34%, 4/07/16 (a)	9,635	9,635,000
York County IDA, RB, AMT, VRDN (Manufacturers & Traders Trust Co. LOC), 0.54%, 4/07/16 (a)	730	730,000

		109,590,000

See Notes to Financial Statements.

24	BBIF TAX-EXEMPT FUND	MARCH 31, 2016

Schedule of Investments (continued)	Master Tax-Exempt LLC

Municipal Bonds	Par (000)	Value
Rhode Island — 0.2%
Town of Cumberland Rhode Island, GO, TAN, Series 1, 1.50%, 6/09/16	$7,200	$7,214,378
South Carolina — 0.4%
Charleston South Carolina Waterworks & Sewer Revenue, Tender Option Bond Trust Receipts/Certificates, RB, FLOATS, Series 2015-XF2204 (Citibank NA Liquidity Agreement), 0.43%, 4/07/16 (a)(b)(c)	3,000	3,000,000
South Carolina State Public Service Authority, JPMorgan Chase PUTTERS/DRIVERS Trust, Refunding RB, VRDN, Series 4379 (JPMorgan Chase Bank NA Liquidity Agreement), 0.52%, 4/07/16 (a)(b)(c)	8,940	8,940,000

		11,940,000
Tennessee — 0.8%
City of Clarksville Tennessee Public Building Authority, RB, VRDN (Bank of America NA LOC), 0.42%, 4/07/16 (a)	12,755	12,755,000
County of Montgomery Tennessee Public Building Authority, RB, VRDN, Tennessee County Loan Pool (Bank of America NA LOC), 0.43%, 4/07/16 (a)	535	535,000
Metropolitan Government of Nashville & Davidson County Health & Educational Facilities Board, Refunding RB, VRDN, FLOATS, Series 3013 (Morgan Stanley Bank Liquidity Agreement), 0.35%, 4/07/16 (a)(b)(c)	10,000	10,000,000

		23,290,000
Texas — 18.7%
Brazos Harbor Industrial Development Corp., RB, VRDN, BASF Corp. Project, AMT (a):
0.48%, 4/07/16	50,000	50,000,000
0.48%, 4/07/16	25,000	25,000,000
Brazos River Harbor Navigation District, RB, VRDN, BASF Corp. Project, AMT (a):
0.43%, 4/07/16	18,400	18,400,000
Brazoria County, Multi-Mode, 0.43%, 4/07/16	15,800	15,800,000
City of Austin Texas Electric Utility System Revenue, Refunding RB, FLOATS, VRDN (JPMorgan Chase Bank NA Liquidity Agreement), 0.50%, 4/07/16 (a)(b)(c)	12,645	12,645,000
City of Austin Texas Water & Wastewater System, Refunding RB, VRDN (Bank of Tokyo-Mitsubishi UFJ Ltd. LOC, Sumitomo Mitsui Banking Corp. LOC), 0.42%, 4/07/16 (a)	16,440	16,440,000
City of Denton Texas ISD, GO, VRDN, School Building (a):
Series 2005-A (Bank of America NA SBPA), 0.42%, 4/07/16	2,600	2,600,000
Series B (Bank of Tokyo-Mitsubishi SBPA), 0.50%, 4/07/16	7,400	7,400,000
County of Harris Texas, GO, VRDN, Clipper Tax-Exempt Certificate Trust, Series 2009-73 (State Street Bank & Trust Co. SBPA), 0.44%, 4/07/16 (a)(c)	10,000	10,000,000

Municipal Bonds	Par (000)	Value
Texas (continued)
County of Harris Texas Cultural Education Facilities Finance Corp., Refunding RB, VRDN, Methodist Hospital (a):
Sub-Series C-1, 0.34%, 4/01/16	$97,000	$97,000,000
Sub-Series C-2, 0.34%, 4/01/16	10,000	10,000,000
County of Harris Texas Health Facilities Development Corp., Refunding RB, VRDN, Methodist Hospital System (a):
Series A-1, 0.34%, 4/01/16	14,070	14,070,000
Series A-2, 0.34%, 4/01/16	19,205	19,205,000
County of Tarrant Texas Cultural Education Facilities Finance Corp., Refunding RB, VRDN, Christus Health, Series C-4 (Bank of Montreal LOC), 0.49%, 4/07/16 (a)	12,420	12,420,000
County of Tarrant Texas Cultural Education Facilities Finance Corp., Austin Trust, Refunding RB, VRDN, Certificates of Bank of America, Series 1201 (Bank of America NA Liquidity Agreement), 0.42%, 4/07/16 (a)(b)	5,790	5,790,000
Lower Neches Valley Authority Industrial Development Corp., RB, VRDN, Exxon Mobil Project, 0.30%, 4/01/16 (a)	10,400	10,400,000
Lower Neches Valley Authority Industrial Development Corp., Refunding RB, VRDN, Exxon Mobil Project, 0.30%, 4/01/16 (a)	15,000	15,000,000
Port of Corpus Christi Authority of Nueces County, RB, VRDN, Flint Hills Resources LP Project, 0.51%, 4/07/16 (a)	21,500	21,500,000
Port of Corpus Christi Authority of Nueces County, Refunding RB, VRDN, Flint Hills Resource, Series A, AMT, 0.55%, 4/07/16 (a)(b)	70,000	70,000,000
Port of Port Arthur Texas Navigation District, RB, VRDN, Project (a):
Multi-Mode, Atofina Series B, AMT, 0.48%, 4/07/16	10,000	10,000,000
Texas Industrial Development Corp., Total Petrochemicals & Refining USA, Inc., 0.48%, 4/07/16	20,700	20,700,000
Total Petrochemicals & Refining USA, Inc., AMT, 0.48%, 4/07/16	50,000	50,000,000
San Jacinto Texas Community College District, GO, VRDN, FLOATS, Series 2976 (Morgan Stanley Bank Liquidity Agreement), 0.35%, 4/07/16 (a)(b)(c)	4,500	4,500,000
State of Texas, GO, VRDN (a):
Series B (Mizuho Bank Ltd. SBPA), 0.50%, 4/07/16	18,000	18,000,000
Series D (State Street Bank & Trust Co. SBPA), 0.50%, 4/07/16	8,345	8,345,000
State of Texas Water Development Board, Tender Option Bond Trust Receipts/Certificates (Citibank NA Liquidity Agreement), 0.43%, 4/07/16 (a)(b)(c)	2,800	2,800,000
Waco Educational Finance Corp., Refunding RB, Baylor University, Series A, VRDN (Bank of New York Mellon Trust LOC), 0.50%, 4/07/16 (a)	10,545	10,545,000

		558,560,000

See Notes to Financial Statements.

BBIF TAX-EXEMPT FUND	MARCH 31, 2016	25

Schedule of Investments (continued)	Master Tax-Exempt LLC

Municipal Bonds	Par (000)	Value
Utah — 5.2%
City of Murray Utah, RB, VRDN, IHC Health Services, Inc. (a):
Series C, 0.32%, 4/01/16	$38,020	$38,020,000
Series C (Northern Trust Co. SBPA), 0.35%, 4/01/16	32,465	32,465,000
Series D, 0.32%, 4/01/16	30,900	30,900,000
County of Weber Utah, RB, VRDN, IHC Health Service, Inc., Series C (Bank of New York SBPA), 0.35%, 4/01/16 (a)	45,050	45,050,000
State of Utah, GO, FLOATS, VRDN, Series 2987 (Morgan Stanley Liquidity Agreement), 0.35%, 4/07/16 (a)(b)(c)	8,200	8,200,000

		154,635,000
Virginia — 3.1%
City of Alexandria Virginia IDA, RB, VRDN, Young Men’s Christian Association (Manufacturers & Traders LOC), 0.34%, 4/07/16 (a)	764	764,000
County of Albemarle Industrial Development Authority, RB, VRDN, Jefferson Scholars Foundation Project (SunTrust Bank LOC), 0.45%, 4/07/16 (a)	8,400	8,400,000
Hampton Roads Sanitation District, Refunding RB, VRDN, Sub-Series B, 0.45%, 4/07/16 (a)	14,100	14,100,000
Stafford County & Staunton Industrial Development Authority, RB, VRDN, VMIL/VACO Commonwealth (US Bank NA LOC), 0.41%, 4/07/16 (a)	180	180,000
State of Virginia Commonwealth Transportation Board, RB, VRDN, Clipper Tax-Exempt Certificate Trust, Series A (State Street Bank & Trust Co. Liquidity Agreement), 0.43%, 4/07/16 (a)	12,960	12,960,000
University of Virginia, RB, VRDN, Eagle Tax-Exempt Receipts, Class A (Citibank NA Liquidity Agreement), 0.44%, 4/07/16 (a)(b)(c)	5,565	5,565,000
Virginia College Building Authority, RB, VRDN, 21st Century College (a):
Series B (Wells Fargo Bank NA SBPA), 0.35%, 4/01/16	32,425	32,425,000
Series C (Wells Fargo Bank NA SBPA), 0.35%, 4/01/16	16,390	16,390,000
Virginia College Building Authority, Refunding RB, VRDN, University of Richmond Project (Wells Fargo Bank NA SBPA), 0.35%, 4/01/16 (a)	1,050	1,050,000

		91,834,000
Washington — 2.6%
County of King Washington Sewer Revenue, RB, VRDN, AGM (Citibank NA Liquidity Agreement), 0.44%, 4/07/16 (a)(b)	9,410	9,410,000
County of King Washington Sewer Revenue, Refunding RB, Austin Trust, VRDN, Series 1200 (AGM) (Bank of America NA Liquidity Agreement), 0.42%, 4/07/16 (a)(b)	10,000	10,000,000
State of Washington Healthcare Facility Authority, RB, VRDN, FLOATS, Series 2015-XF0153 (Bank of America NA LOC), 0.42%, 4/07/16 (a)(b)(c)	8,155	8,155,000

Municipal Bonds	Par (000)	Value
Washington (continued)
State of Washington, JPMorgan Chase PUTTERS/DRIVERS Trust, GO, Refunding, VRDN, Series 4292 (JPMorgan Chase Bank NA Liquidity Agreement), 0.45%, 4/07/16 (a)(b)(c)	$3,745	$3,745,000
Washington State Housing Finance Commission, RB, VRDN (a):
Heatherwood, Inc., LLC, Series A, AMT (Freddie Mac Liquidity Agreement), 0.46%, 4/07/16	11,125	11,125,000
Kingsgate LLC, Series A, AMT (Freddie Mac Liquidity Agreement), 0.46%, 4/07/16	11,050	11,050,000
Living Care Centers Project, Housing, Series C42, AMT (Wells Fargo Bank NA LOC), 0.40%, 4/07/16	10,530	10,530,000
Traditions at South Hill Apartments Project (Freddie Mac Liquidity Agreement), 0.38%, 4/07/16	12,630	12,630,000

		76,645,000
West Virginia — 1.2%
County of Jackson West Virginia, RB, VRDN, Armstrong World Industries, Inc. Project (Bank of Nova Scotia LOC), 0.45%, 4/07/16 (a)	35,000	35,000,000
Wisconsin — 0.4%
City of West Bend Housing Authority, RB, VRDN, River Shores Regency, AMT (U.S. Bank NA LOC), 0.45%, 4/07/16 (a)	5,040	5,040,000
Village of Kohler Wisconsin, RB, VRDN, Kohler Co. Project, AMT (Wells Fargo Bank NA LOC), 0.50%, 4/07/16 (a)	4,000	4,000,000
Wisconsin Health & Educational Facilities Authority, RB, ROCS, VRDN, Ascension Health, Series II R-14065 (Citibank NA Liquidity Agreement), 0.43%, 4/07/16 (a)(b)(c)	3,000	3,000,000

		12,040,000
Wyoming — 0.6%
City of Green River Wyoming, RB, VRDN, OCI Wyoming LP Project, AMT (Comerica Bank NA LOC), 0.55%, 4/07/16 (a)	4,000	4,000,000
County of Converse Wyoming, Refunding RB, VRDN, PacifiCorp Projects (Bank of Nova Scotia LOC), 0.49%, 4/07/16 (a)	6,485	6,485,000
County of Sweetwater Wyoming, Refunding RB, VRDN, PacifiCorp Project (Bank of Nova Scotia LOC), 0.39%, 4/07/16 (a)	5,310	5,310,000
County of Uinta Wyoming, Refunding RB, VRDN, Pollution Control Revenue, Chevron USA, Inc. Project, 0.34%, 4/01/16 (a)	3,945	3,945,000

		19,740,000
Total Investments (Cost — $3,013,548,219*) — 100.8%		$3,013,548,219
Liabilities in Excess of Other Assets — (0.8)%		(24,116,894)

Net Assets — 100.0%		$2,989,431,325

See Notes to Financial Statements.

26	BBIF TAX-EXEMPT FUND	MARCH 31, 2016

Schedule of Investments (concluded)	Master Tax-Exempt LLC

Notes to Schedule of Investments

*	Cost for federal income tax purposes

(a)	Variable rate security. Rate as of period end and maturity is the date the principal owed can be recovered through demand.

(b)	Security exempt from registration pursuant to Rule 144A under the Securities Act of 1933, as amended. These securities may be resold in transactions exempt from registration to qualified institutional investors.

(c)	These securities are short-term floating rate certificates issued by tender option bond trusts and are secured by the underlying municipal bond securities.

Fair Value Hierarchy as of Period End

Various inputs are used in determining the fair value of investments. For information about the Master LLC’s policy regarding valuation of investments, refer to the Notes to Financial Statements.

The following table summarizes the Master LLC’s investments categorized in the disclosure hierarchy:

	Level 1	Level 2	Level 3	Total
Assets:
Investments:
Municipal Bonds [1]	—	$3,013,548,219	—	$3,013,548,219
[1] See above Schedule of Investments for values in each state or political subdivision.

The Master LLC may hold assets and/or liabilities in which the fair value approximates the carrying amount for financial statement purposes. As of period end, cash of $221,150 is categorized as Level 1 within the disclosure hierarchy.

During the year ended March 31, 2016, there were no transfers between levels.

See Notes to Financial Statements.

BBIF TAX-EXEMPT FUND	MARCH 31, 2016	27

Statement of Assets and Liabilities

March 31, 2016	Master Tax-Exempt LLC

Assets
Investments at value — unaffiliated (cost — $3,013,548,219)	$3,013,548,219
Cash	221,150
Receivables:
Interest	1,339,991
Investments sold	649,000
Contributions from investors	741,071
Prepaid expenses	7,458

Total assets	3,016,506,889

Liabilities
Payables:
Investments purchased	26,702,841
Investment advisory fees	127,358
Directors’ fees	18,318
Other affiliates	8,028
Other accrued expenses	219,019

Total liabilities	27,075,564

Net Assets	$2,989,431,325

Net Assets Consist of
Investors’ capital	$2,989,431,325

Statement of Operations
Year Ended March 31, 2016	Master Tax-Exempt LLC

Investment Income
Income	$3,035,165

Expenses
Investment advisory	4,552,300
Accounting services	185,456
Custodian	87,060
Directors	76,842
Professional	76,564
Printing	3,203
Miscellaneous	98,981

Total expenses	5,080,406
Less:
Fees waived by the Manager	(4,203,318)
Fees paid indirectly	(12,144)

Total expenses after fees waived and paid indirectly	864,944

Net investment income	2,170,221

Realized Gain
Net realized gain from investments	410,632

Net Increase in Net Assets Resulting from Operations	$2,580,853

See Notes to Financial Statements.

28	BBIF TAX-EXEMPT FUND	MARCH 31, 2016

Statements of Changes in Net Assets	Master Tax-Exempt LLC

	Year Ended March 31,
Increase (Decrease) in Net Assets:	2016	2015

Operations
Net investment income	$2,170,221	$1,514,873
Net realized gain	410,632	272,436

Net increase in net assets resulting from operations	2,580,853	1,787,309

Capital Transactions
Proceeds from contributions	13,221,531,510	13,552,450,815
Value of withdrawals	(13,269,240,993)	(13,346,430,521)

Net increase (decrease) in net assets derived from capital transactions	(47,709,483)	206,020,294

Net Assets
Total increase (decrease) in net assets	(45,128,630)	207,807,603
Beginning of year	3,034,559,955	2,826,752,352

End of year	$2,989,431,325	$3,034,559,955

Financial Highlights	Master Tax-Exempt LLC

	Year Ended March 31,
	2016	2015	2014	2013	2012

Total Return
Total return	0.07%	0.06%	0.07%	0.15%	0.10%

Ratios to Average Net Assets
Total expenses	0.17%	0.17%	0.17%	0.17%	0.17%

Total expenses after fees waived and paid indirectly	0.03%	0.05%	0.08%	0.08%	0.14%

Net investment income	0.07%	0.05%	0.06%	0.15%	0.12%

Supplemental Data
Net assets, end of year (000)	$2,989,431	$3,034,560	$2,826,752	$3,073,102	$3,629,077

See Notes to Financial Statements.

BBIF TAX-EXEMPT FUND	MARCH 31, 2016	29

Notes to Financial Statements	Master Tax-Exempt LLC

1. Organization:

Master Tax-Exempt LLC (the “Master LLC”) is registered under the Investment Company Act of 1940, as amended (the “1940 Act”) and is organized as a Delaware limited liability company. The Master LLC’s Limited Liability Company Agreement permits the Board of Directors of the Master LLC (the “Board”) to issue non-transferable interests in the Master LLC, subject to certain limitations.

The Master LLC, together with certain other registered investment companies advised by BlackRock Advisors, LLC (the “Manager”) or its affiliates, is included in a complex of open-end funds referred to as the Equity-Liquidity Complex.

2. Significant Accounting Policies:

The financial statements are prepared in conformity with accounting principles generally accepted in the United States of America (“U.S. GAAP”), which may require management to make estimates and assumptions that affect the reported amounts of assets and liabilities in the financial statements, disclosure of contingent assets and liabilities at the date of the financial statements and the reported amounts of increases and decreases in net assets from operations during the reporting period. Actual results could differ from those estimates. The Master LLC is considered an investment company under U.S. GAAP and follows the accounting and reporting guidance applicable to investment companies. Below is a summary of significant accounting policies:

Investment Transactions and Investment Income: For financial reporting purposes, investment transactions are recorded on the dates the transactions are entered into (the trade dates). Realized gains and losses on investment transactions are determined on the identified cost basis. Interest income, including amortization and accretion of premiums and discounts on debt securities, is recognized on the accrual basis.

Indemnifications: In the normal course of business, the Master LLC enters into contracts that contain a variety of representations that provide general indemnification. The Master LLC’s maximum exposure under these arrangements is unknown because it involves future potential claims against the Master LLC, which cannot be predicted with any certainty.

Other: Expenses directly related to the Master LLC are charged to the Master LLC. Other operating expenses shared by several funds, including other funds managed by the Manager, are prorated among those funds on the basis of relative net assets or other appropriate methods.

The Master LLC has an arrangement with its custodian whereby fees may be reduced by credits earned on uninvested cash balances, which, if applicable, are shown as fees paid indirectly in the Statement of Operations. The custodian imposes fees on overdrawn cash balances, which can be offset by accumulated credits earned or may result in additional custody charges. Effective October 2015, the custodian is imposing fees on certain uninvested cash balances.

3. Investment Valuation and Fair Value Measurements:

Investment Valuation Policies: U.S. GAAP defines fair value as the price the Master LLC would receive to sell an asset or pay to transfer a liability in an orderly transaction between market participants at the measurement date. The Master LLC’s investments are valued under the amortized cost method which approximates current market value in accordance with Rule 2a-7 under the 1940 Act. Under this method, investments are valued at cost when purchased and, thereafter, a constant proportionate accretion of discounts and amortization of premiums are recorded until the maturity of the security. The Master LLC seeks to maintain its net asset value per share at $1.00, although there is no assurance that it will be able to do so on a continuing basis.

Fair Value Hierarchy: Various inputs are used in determining the fair value of investments. These inputs to valuation techniques are categorized into a fair value hierarchy consisting of three broad levels for financial statement purposes as follows:

•	Level 1 — unadjusted price quotations in active markets/exchanges for identical assets or liabilities that the Master LLC has the ability to access

•

Level 2 — other observable inputs (including, but not limited to, quoted prices for similar assets or liabilities in markets that are active, quoted prices for identical or similar assets or liabilities in markets that are not active, inputs other than quoted prices that are observable for the assets or liabilities (such as interest rates, yield curves, volatilities, prepayment speeds, loss severities, credit risks and default rates) or other market–corroborated inputs)

•

Level 3 — unobservable inputs based on the best information available in the circumstances, to the extent observable inputs are not available (including the Master LLC’s own assumptions used in determining the fair value of investments)

30	BBIF TAX-EXEMPT FUND	MARCH 31, 2016

Notes to Financial Statements (continued)	Master Tax-Exempt LLC

The hierarchy gives the highest priority to unadjusted quoted prices in active markets for identical assets or liabilities (Level 1 measurements) and the lowest priority to unobservable inputs (Level 3 measurements). Accordingly, the degree of judgment exercised in determining fair value is greatest for instruments categorized in Level 3. The inputs used to measure fair value may fall into different levels of the fair value hierarchy. In such cases, for disclosure purposes, the fair value hierarchy classification is determined based on the lowest level input that is significant to the fair value measurement in its entirety. The fair value hierarchy for the Master LLC’s investments has been included in the Schedule of Investments.

Changes in valuation techniques may result in transfers into or out of an assigned level within the hierarchy. In accordance with the Master LLC’s policy, transfers between different levels of the fair value hierarchy are deemed to have occurred as of the beginning of the reporting period. The categorization of a value determined for investments is based on the pricing transparency of the investments and is not necessarily an indication of the risks associated with investing in those securities.

4. Investment Advisory Agreement and Other Transactions with Affiliates:

The PNC Financial Services Group, Inc. is the largest stockholder and an affiliate of BlackRock, Inc. (“BlackRock”) for 1940 Act purposes.

Investment Advisory

The Master LLC entered into an Investment Advisory Agreement with the Manager, the Master LLC’s investment advisor, an indirect, wholly owned subsidiary of BlackRock, to provide investment advisory and administration services. The Manager is responsible for the management of the Master LLC’s portfolio and provides the personnel, facilities, equipment and certain other services necessary to the operations of the Master LLC. For such services, the Master LLC pays the Manager a monthly fee based on a percentage of the Master LLC’s average daily net assets at the following annual rates:

Average Daily Net Assets	Investment Advisory Fee
First $500 Million	0.250%
$500 Million — $1 Billion	0.175%
Greater than $1 Billion	0.125%

Waivers and Reimbursements

The Manager voluntarily agreed to waive a portion of the investment advisory fee and/or reimburse operating expenses to enable the feeder funds that invest in the Master LLC to maintain minimum levels of daily net investment income. These amounts are reported in the Statement of Operations as fees waived by the Manager. The Manager may discontinue the waiver and/or reimbursement at any time.

For the year ended March 31, 2016, the Master LLC reimbursed the Manager $31,416 for certain accounting services, which is included in accounting services in the Statement of Operations.

Officers and Directors

Certain officers and/or directors of the Master LLC are officers and/or directors of BlackRock or its affiliates.

Other Transactions

The Master LLC may purchase securities from, or sell securities to, an affiliated fund provided the affiliation is due solely to having a common investment advisor, common officers, or common directors. For the year ended March 31, 2016, the purchase and sale transactions with an affiliated fund in compliance with Rule 17a-7 under the 1940 Act were $681,001,283 and $456,630,124, respectively.

5. Income Tax Information:

The Master LLC is classified as a partnership for federal income tax purposes. As such, each investor in the Master LLC is treated as the owner of its proportionate share of net assets, income, expenses and realized and unrealized gains and losses of the Master LLC. Therefore, no federal income tax provision is required. It is intended that the Master LLC’s assets will be managed so an investor in the Master LLC can satisfy the requirements of Subchapter M of the Internal Revenue Code of 1986, as amended.

The Master LLC files U.S. federal and various state and local tax returns. No income tax returns are currently under examination. The statute of limitations on the Master LLC’s U.S. federal tax returns remains open for each of the four years ended March 31, 2016. The statutes of limitations on the Master LLC’s state and local tax returns may remain open for an additional year depending upon the jurisdiction.

BBIF TAX-EXEMPT FUND	MARCH 31, 2016	31

Notes to Financial Statements (concluded)	Master Tax-Exempt LLC

Management has analyzed tax laws and regulations and their application to the Master LLC as of March 31, 2016, inclusive of the open tax return years, and does not believe there are any uncertain tax positions that require recognition of a tax liability in the Master LLC’s financial statements.

6. Principal Risks:

In the normal course of business, the Master LLC invests in securities and enters into transactions where risks exist due to fluctuations in the market (market risk) or failure of the issuer to meet all its obligations, including the ability to pay principal and interest when due (issuer credit risk). The value of securities held by the Master LLC may decline in response to certain events, including those directly involving the issuers of securities owned by the Master LLC. Changes arising from the general economy, the overall market and local, regional or global political and/or social instability, as well as currency, interest rate and price fluctuations, may also affect the securities’ value.

Certain obligations held by the the Master LLC have a credit enhancement or liquidity feature that may, under certain circumstances, provide for repayment of principal and interest on the obligation when due. These enhancements, which may include letters of credit, stand-by bond purchase agreements and/or third party insurance, are issued by financial institutions. The value of the obligations may be affected by changes in creditworthiness of the entities that provide the credit enhancements or liquidity features. The Master LLC monitors its exposure by reviewing the creditworthiness of the issuers, as well as the financial institutions issuing the credit enhancements and by limiting the amount of holdings with credit enhancements from one financial institution.

On July 23, 2014, the U.S. Securities and Exchange Commission adopted amendments to money market fund regulations, which structurally change the way that certain money market funds will be required to operate. The compliance periods for the amendments range between July 2015 and October 2016. The changes may affect a money market fund’s investment strategies, fees and expenses, portfolio and share liquidity and return potential.

Counterparty Credit Risk: Similar to issuer credit risk, the Master LLC may be exposed to counterparty credit risk, or the risk that an entity may fail to or be unable to perform on its commitments related to unsettled or open transactions. The Master LLC manages counterparty credit risk by entering into transactions only with counterparties that the Manager believes have the financial resources to honor their obligations and by monitoring the financial stability of those counterparties. Financial assets, which potentially expose the Master LLC to market, issuer and counterparty credit risks, consist principally of financial instruments and receivables due from counterparties. The extent of the Master LLC’s exposure to market, issuer and counterparty credit risks with respect to these financial assets is approximately their value recorded in the Statement of Assets and Liabilities, less any collateral held by the Master LLC.

7. Subsequent Events:

Management’s evaluation of the impact of all subsequent events on the Master LLC’s financial statements was completed through the date the financial statements were issued and the following items were noted:

On May 19, 2016, the Board approved a proposal to liquidate the Master LLC. Accordingly, on or about July 15, 2016, (the “Liquidation Date”), all of the assets of the Master LLC will be liquidated completely, the interests of any interestholders on the Liquidation Date will be redeemed and the Master LLC will then be terminated.

32	BBIF TAX-EXEMPT FUND	MARCH 31, 2016

Report of Independent Registered Public Accounting Firm	Master Tax-Exempt LLC

To the Investors and Board of Directors of Master Tax-Exempt LLC:

We have audited the accompanying statement of assets and liabilities of Master Tax-Exempt LLC (the “Master LLC”), including the schedule of investments, as of March 31, 2016, and the related statement of operations for the year then ended, the statements of changes in net assets for each of the two years in the period then ended, and the financial highlights for each of the five years in the period then ended. These financial statements and financial highlights are the responsibility of the Master LLC’s management. Our responsibility is to express an opinion on these financial statements and financial highlights based on our audits.

We conducted our audits in accordance with the standards of the Public Company Accounting Oversight Board (United States). Those standards require that we plan and perform the audit to obtain reasonable assurance about whether the financial statements and financial highlights are free of material misstatement. The Master LLC is not required to have, nor were we engaged to perform, an audit of its internal control over financial reporting. Our audits included consideration of internal control over financial reporting as a basis for designing audit procedures that are appropriate in the circumstances, but not for the purpose of expressing an opinion on the effectiveness of the Master LLC’s internal control over financial reporting. Accordingly, we express no such opinion.

An audit also includes examining, on a test basis, evidence supporting the amounts and disclosures in the financial statements, assessing the accounting principles used and significant estimates made by management, as well as evaluating the overall financial statement presentation. Our procedures included confirmation of securities owned as of March 31, 2016, by correspondence with the custodian and brokers; where replies were not received from brokers, we performed other auditing procedures. We believe that our audits provide a reasonable basis for our opinion.

In our opinion, the financial statements and financial highlights referred to above present fairly, in all material respects, the financial position of Master Tax-Exempt LLC as of March 31, 2016, the results of its operations for the year then ended, the changes in its net assets for each of the two years in the period then ended, and the financial highlights for each of the five years in the period then ended, in conformity with accounting principles generally accepted in the United States of America.

The accompanying financial statements have been prepared assuming that the Master LLC will continue as a going concern. As discussed in Note 7 to the financial statements, the Board of the Master LLC approved a proposal to close the Master LLC to new investors and thereafter to liquidate the Master LLC. Management’s plans concerning this matter is also discussed in Note 7 to the financial statements. The financial statements do not include any adjustments that might result from the liquidation event.

Deloitte & Touche LLP

Boston, Massachusetts

May 24, 2016

BBIF TAX-EXEMPT FUND	MARCH 31, 2016	33

Officers and Directors

Name, Address[1] and Year of Birth	Position(s) Held with the Fund/ Master LLC	Length of Time Served as a Director[3]	Principal Occupation(s) During Past Five Years	Number of BlackRock- Advised Registered Investment Companies (“RICs”) Consisting of Investment Portfolios (“Portfolios”) Overseen	Public Company and Investment Company Directorships During Past Five Years
Independent Directors[2]
Rodney D. Johnson 1941	Chair of the Board and Director	Since 2007	President, Fairmount Capital Advisors, Inc. from 1987 to 2013; Member of the Archdiocesan Investment Committee of the Archdiocese of Philadelphia from 2004 to 2012; Director, The Committee of Seventy (civic) from 2006 to 2012; Director, Fox Chase Cancer Center from 2004 to 2011.	33 RICs consisting of 156 Portfolios	None
David O. Beim 1940	Director	Since 2007	Professor of Professional Practice at the Columbia University Graduate School of Business since 1991; Trustee, Phillips Exeter Academy from 2002 to 2012; Chairman, Wave Hill, Inc. (public garden and cultural center) from 1990 to 2006.	33 RICs consisting of 156 Portfolios	None
Susan J. Carter 1956	Director	Since 2016	Director, Pacific Pension Institute since 2014; Advisory Board Member, Center for Private Equity and Entrepreneurship at Tuck School of Business since 1997; Senior Advisor, Commonfund Capital, Inc. (“CCI”) (investment adviser) in 2015; Chief Executive Officer, CCI from 2013 to 2014; President & Chief Executive Officer, CCI from 1997 to 2013; Advisory Board Member, Girls Who Invest since 2015; Advisory Board Member, Bridges Ventures since 2016.	33 RICs consisting of 156 Portfolios	None
Collette Chilton 1958	Director	Since 2015	Chief Investment Officer, Williams College since 2006; Chief Investment Officer, Lucent Asset Management Corporation from 1998 to 2006.	33 RICs consisting of 156 Portfolios	None
Neil A. Cotty 1954	Director	Since 2016	Bank of America Corporation from 1996 to 2015, serving in various senior finance leadership roles, including Chief Accounting Officer, from 2009 to 2015, Chief Financial Officer of Global Banking, Markets and Wealth Management from 2008 to 2009, Chief Accounting Officer from 2004 to 2008, Chief Financial Officer of Consumer Bank from 2003 to 2004, Chief Financial Officer of Global Corporate Investment Bank from 1999 to 2002.	33 RICs consisting of 156 Portfolios	None
Dr. Matina S. Horner 1939	Director	Since 2007	Executive Vice President, Teachers Insurance and Annuity Association and College Retirement Equities Fund from 1989 to 2003.	33 RICs consisting of 156 Portfolios	NSTAR (electric and gas utility)
Cynthia A. Montgomery 1952	Director	Since 2007	Professor, Harvard Business School since 1989; Director, McLean Hospital from 2005 to 2012; Director, Harvard Business School Publishing from 2005 to 2010.	33 RICs consisting of 156 Portfolios	Newell Rubbermaid, Inc. (manufacturing)
Joseph P. Platt 1947	Director	Since 2007	Director, Jones and Brown (Canadian insurance broker) since 1998; General Partner, Thorn Partners, LP (private investments) since 1998; Director, WQED Multi-Media (public broadcasting not-for-profit) since 2001; Director, The West Penn Allegheny Health System (a not-for-profit health system) from 2008 to 2013; Partner, Amarna Corporation, LLC (private investment company) from 2002 to 2008.	33 RICs consisting of 156 Portfolios	Greenlight Capital Re, Ltd. (reinsurance company)
Robert C. Robb, Jr. 1945	Director	Since 2007	Partner, Lewis, Eckert, Robb and Company (management and financial consulting firm) since 1981 and Principal since 2010.	33 RICs consisting of 156 Portfolios	None
Mark Stalnecker 1951	Director	Since 2015	Chief Investment Officer, University of Delaware from 1999 to 2013; Trustee, Winterthur Museum and Country Estate since 2001; Member of the Investment Committee, Delaware Public Employees’ Retirement System since 2002; Member of the Investment Committee, Christiana Care Health System since 2009; Member of the Investment Committee, Delaware Community Foundation from 2013 to 2014.	33 RICs consisting of 156 Portfolios	None

34	BBIF TAX-EXEMPT FUND	MARCH 31, 2016

Officers and Directors (continued)

Name, Address[1] and Year of Birth	Position(s) Held with the Fund/ Master LLC	Length of Time Served as a Director[3]	Principal Occupation(s) During Past Five Years	Number of BlackRock- Advised Registered Investment Companies (“RICs”) Consisting of Investment Portfolios (“Portfolios”) Overseen	Public Company and Investment Company Directorships During Past Five Years
Independent Directors[2] (concluded)
Kenneth L. Urish 1951	Director	Since 2007	Managing Partner, Urish Popeck & Co., LLC (certified public accountants and consultants) since 1976; Immediate past- Chairman of the Professional Ethics Committee of the Pennsylvania Institute of Certified Public Accountants and Committee Member thereof since 2007; Member of External Advisory Board, The Pennsylvania State University Accounting Department since 2001; Principal, UP Strategic Wealth Investment Advisors, LLC since 2013; Trustee, The Holy Family Institute from 2001 to 2010; President and Trustee, Pittsburgh Catholic Publishing Associates from 2003 to 2008; Director, Inter-Tel from 2006 to 2007.	33 RICs consisting of 156 Portfolios	None
Claire A. Walton 1957	Director	Since 2016	Chief Operating Officer and Chief Financial Officer of Liberty Square Asset Management, LP from 1998 to 2015; General Partner of Neon Liberty Capital Management, LLC since 2003; Director, Boston Hedge Fund Group since 2009; Director, Woodstock Ski Runners since 2013; Director, Massachusetts Council on Economic Education from 2013 to 2015.	33 RICs consisting of 156 Portfolios	None
Frederick W. Winter 1945	Director	Since 2007	Director, Alkon Corporation (pneumatics) since 1992; Dean Emeritus of the Joseph M. Katz School of Business, University of Pittsburgh, Dean and Professor from 1997 to 2005, Professor until 2013.	33 RICs consisting of 156 Portfolios	None
[1] The address of each Director is c/o BlackRock, Inc., 55 East 52nd Street, New York, NY 10055.

[2]    Independent Directors serve until their resignation, retirement, removal or death, or until December 31 of the year in which they turn 75. The Board has determined to extend the terms of Independent Directors on a case-by-case basis, as appropriate. The Board has unanimously approved extending the mandatory retirement age for David O. Beim and Dr. Matina S. Horner until December 31, 2016, which the Board believes is in the best interests of shareholders of the Fund/Master LLC.

[3]    Date shown is the earliest date a person has served for the Fund/Master LLC. Following the combination of Merrill Lynch Investment Managers, L.P. (“MLIM”) and BlackRock, Inc. (“BlackRock”) in September 2006, the various legacy MLIM and legacy BlackRock fund boards were realigned and consolidated into three new fund boards in 2007. As a result, although the chart shows certain Independent Directors as joining the Fund’s/Master LLC’s board in 2007, those Independent Directors first became members of the boards of other legacy MLIM or legacy BlackRock funds as follows: Dr. Matina S. Horner, 2004; Rodney D. Johnson, 1995; Cynthia A. Montgomery, 1994; Joseph P. Platt, 1999; Robert C. Robb, Jr., 1999; Kenneth L. Urish, 1999; and Frederick W. Winter, 1999.

Interested Directors[4]
Barbara G. Novick 1960	Director	Since 2015	Vice Chairman of BlackRock since 2006; Chair of BlackRock’s Government Relations Steering Committee since 2009; Head of the Global Client Group of BlackRock from 1988 to 2008.	108 RICs consisting of 231 Portfolios	None
John M. Perlowski 1964	Director, President, and Chief Executive Officer	Since 2015 (Director); Since 2010 (President and Chief Executive Officer)	Managing Director of BlackRock since 2009; Head of BlackRock Global Fund Services since 2009; Managing Director and Chief Operating Officer of the Global Product Group at Goldman Sachs Asset Management, L.P. from 2003 to 2009; Treasurer of Goldman Sachs Mutual Funds from 2003 to 2009 and Senior Vice President thereof from 2007 to 2009; Director of Goldman Sachs Offshore Funds from 2002 to 2009; Director of Family Resource Network (charitable foundation) since 2009.	136 RICs consisting of 329 Portfolios	None
[4] Mr. Perlowski and Ms. Novick are both “interested persons,” as defined in the 1940 Act, of the Fund/Master LLC based on their positions with BlackRock and its affiliates.

BBIF TAX-EXEMPT FUND	MARCH 31, 2016	35

Officers and Directors (concluded)

Name, Address[1] and Year of Birth	Position(s) Held with the Fund/ Master LLC	Length of Time Served as an Officer	Principal Occupation(s) During Past Five Years
Officers[2]
John M. Perlowski 1964	Director, President and Chief Executive Officer	Since 2015 (Director); Since 2010 (President and Chief Executive Officer)	See Principal Occupations During Past Five Years under Interested Directors for details.
Richard Hoerner, CFA 1958	Vice President	Since 2009	Managing Director of BlackRock since 2000; Head of the Global Cash Group since 2013; Co-head of the Global Cash and Securities Lending Group from 2010 to 2013; Member of the Cash Management Group Executive Committee since 2005.
Jennifer McGovern 1977	Vice President	Since 2014	Managing Director of BlackRock since 2016; Director of BlackRock from 2011 to 2015; Head of Product Structure and Oversight for BlackRock’s U.S. Wealth Advisory Group since 2013; Vice President of BlackRock from 2008 to 2010.
Neal J. Andrews 1966	Chief Financial Officer	Since 2007	Managing Director of BlackRock since 2006; Senior Vice President and Line of Business Head of Fund Accounting and Administration at PNC Global Investment Servicing (U.S.) Inc. from 1992 to 2006.
Jay M. Fife 1970	Treasurer	Since 2007	Managing Director of BlackRock since 2007; Director of BlackRock in 2006; Assistant Treasurer of the MLIM and Fund Asset Management, L.P. advised funds from 2005 to 2006; Director of MLIM Fund Services Group from 2001 to 2006.
Charles Park 1967	Chief Compliance Officer	Since 2014	Anti-Money Laundering Compliance Officer for the BlackRock-advised Funds in the Equity-Bond Complex, the Equity-Liquidity Complex and the Closed-End Complex from 2014 to 2015; Chief Compliance Officer of BlackRock Advisors, LLC and the BlackRock-advised Funds in the Equity-Bond Complex, the Equity-Liquidity Complex and the Closed-End Complex since 2014; Principal of and Chief Compliance Officer for iShares® Delaware Trust Sponsor LLC since 2012 and BlackRock Fund Advisors (“BFA”) since 2006; Chief Compliance Officer for the BFA-advised iShares exchange traded funds since 2006; Chief Compliance Officer for BlackRock Asset Management International Inc. since 2012.
Fernanda Piedra 1969	Anti-Money Laundering Compliance Officer	Since 2015	Director of BlackRock since 2014; Anti-Money Laundering Compliance Officer and Regional Head of Financial Crime for the Americas at BlackRock since 2014; Head of Regulatory Changes and Remediation for the Asset Wealth Management Division of Deutsche Bank from 2010 to 2014; Vice President of Goldman Sachs (Anti-Money Laundering/Suspicious Activities Group) from 2004 to 2010.
Benjamin Archibald 1975	Secretary	Since 2012	Managing Director of BlackRock since 2014; Director of BlackRock from 2010 to 2013; Secretary of the iShares exchange traded funds since 2015; Secretary of the BlackRock-advised mutual funds since 2012.
[1] The address of each Officer is c/o BlackRock, Inc., 55 East 52nd Street, New York, NY 10055.
[2] Officers of the Fund/Master LLC serve at the pleasure of the Board.
Further information about the Fund’s/Master LLC’s Officers and Directors is available in the Fund’s/Master LLC’s Statement of Additional Information, which can be obtained without charge by calling (800) 441-7762

Effective December 31, 2015, Herbert I. London and Toby Rosenblatt retired as Directors of the Fund/Master LLC.

Effective February 5, 2016, Frank J. Fabozzi resigned as a Director of the Fund/Master LLC.

Effective February 8, 2016, Susan J. Carter, Neil A. Cotty and Claire A. Walton were elected to serve as Directors of the Fund/Master LLC.

Investment Advisor and Administrator BlackRock Advisors, LLC Wilmington, DE 19809	Accounting Agent and Custodian State Street Bank and Trust Company Boston, MA 02110	Distributor BlackRock Investments, LLC New York, NY 10022	Independent Registered Public Accounting Firm Deloitte & Touche LLP Boston, MA 02116	Address of the Fund/ Master LLC 100 Bellevue Parkway Wilmington, DE 19809

	Transfer Agent Financial Data Services, Inc. Jacksonville, FL 32246		Legal Counsel Sidley Austin LLP New York, NY 10019

36	BBIF TAX-EXEMPT FUND	MARCH 31, 2016

Additional Information

Proxy Results

A Special Meeting of Shareholders was held on February 8, 2016 for shareholders of record on December 11, 2015, to elect a Board of Trustees of the Fund.

		Votes For	Votes Withheld
Approved the Trustees as follows:	David O. Beim	391,579,730	0
	Susan J. Carter	391,579,730	0
	Collette Chilton	391,579,730	0
	Neil A. Cotty	391,579,730	0
	Matina S. Horner	391,579,730	0
	Rodney D. Johnson	391,579,730	0
	Cynthia A. Montgomery	391,579,730	0
	Joseph P. Platt	391,579,730	0
	Robert C. Robb, Jr.	391,579,730	0
	Mark Stalnecker	391,579,730	0
	Kenneth L. Urish	391,579,730	0
	Claire A. Walton	391,579,730	0
	Frederick W. Winter	391,579,730	0
	Barbara G. Novick	391,579,730	0
	John M. Perlowski	391,579,730	0

General Information

Electronic Delivery

Shareholders can sign up for e-mail notifications of quarterly statements, annual and semi-annual shareholder reports and prospectuses by enrolling in the electronic delivery program. Electronic copies of shareholder reports and prospectuses are available on BlackRock’s website.

To enroll in electronic delivery:

Shareholders Who Hold Accounts with Investment Advisors, Banks or Brokerages:

Please contact your financial advisor. Please note that not all investment advisors, banks or brokerages may offer this service.

Householding

The Fund will mail only one copy of shareholder documents, including prospectuses, annual and semi-annual reports and proxy statements, to shareholders with multiple accounts at the same address. This practice is commonly called “householding” and is intended to reduce expenses and eliminate duplicate mailings of shareholder documents. Mailings of your shareholder documents may be householded indefinitely unless you instruct us otherwise. If you do not want the mailing of these documents to be combined with those for other members of your household, please call the Transfer Agent at (800) 221-7210.

Availability of Quarterly Schedule of Investments

The Fund/Master LLC file their complete schedule of portfolio holdings with the SEC for the first and third quarters of each fiscal year on Form N-Q. The Fund’s/Master LLC’s Forms N-Q are available on the SEC’s website at http://www.sec.gov and may also be reviewed and copied at the SEC’s Public Reference Room in Washington, D.C. Information on how to access documents on the SEC’s website without charge may be obtained by calling (800) SEC-0330. The Fund’s/Master LLC’s Forms N-Q may also be obtained upon request and without charge by calling (800) 626-1960.

BBIF TAX-EXEMPT FUND	MARCH 31, 2016	37

Additional Information (concluded)

General Information (concluded)

Availability of Proxy Voting Policies and Procedures

A description of the policies and procedures that the Fund/Master LLC use to determine how to vote proxies relating to portfolio securities is available upon request and without charge (1) by calling (800) 626-1960; (2) at http://www.blackrock.com; and (3) on the SEC’s website at http://www.sec.gov.

Availability of Proxy Voting Record

Information about how the Fund/Master LLC voted proxies relating to securities held in the Fund’s/Master LLC’s portfolio during the most recent 12-month period ended June 30 is available upon request and without charge (1) at http://www.blackrock.com or by calling (800) 626-1960 and (2) on the SEC’s website at http://www.sec.gov.

BlackRock Privacy Principles

BlackRock is committed to maintaining the privacy of its current and former fund investors and individual clients (collectively, “Clients”) and to safeguarding their non-public personal information. The following information is provided to help you understand what personal information BlackRock collects, how we protect that information and why in certain cases we share such information with select parties.

If you are located in a jurisdiction where specific laws, rules or regulations require BlackRock to provide you with additional or different privacy-related rights beyond what is set forth below, then BlackRock will comply with those specific laws, rules or regulations.

BlackRock obtains or verifies personal non-public information from and about you from different sources, including the following: (i) information we receive from you or, if applicable, your financial intermediary, on applications, forms or other documents; (ii) information about your transactions with us, our affiliates, or others; (iii) information we receive from a consumer reporting agency; and (iv) from visits to our websites.

BlackRock does not sell or disclose to non-affiliated third parties any non-public personal information about its Clients, except as permitted by law or as is necessary to respond to regulatory requests or to service Client accounts. These non-affiliated third parties are required to protect the confidentiality and security of this information and to use it only for its intended purpose.

We may share information with our affiliates to service your account or to provide you with information about other BlackRock products or services that may be of interest to you. In addition, BlackRock restricts access to non-public personal information about its Clients to those BlackRock employees with a legitimate business need for the information. BlackRock maintains physical, electronic and procedural safeguards that are designed to protect the non-public personal information of its Clients, including procedures relating to the proper storage and disposal of such information.

38	BBIF TAX-EXEMPT FUND	MARCH 31, 2016

This report is intended for current holders. It is not authorized for use as an offer of sale or a solicitation of an offer to buy shares of the Fund unless preceded or accompanied by the Fund’s current prospectus. An investment in the Fund is not insured or guaranteed by the Federal Deposit Insurance Corporation or any other government agency. Although the Fund seeks to preserve the value of your investment at $1.00 per share, it is possible to lose money by investing in the Fund. Performance data quoted represents past performance and does not guarantee future results. Total return information assumes reinvestment of all distributions. Current performance may be higher or lower than the performance data quoted. For current month-end performance information, call (800) 626-1960. The Fund’s current 7-day yield more closely reflects the current earnings of the Fund than the total returns quoted. Statements and other information herein are as dated and are subject to change.

BBIFTE-3/16-AR

Item 2 –	Code of Ethics – Each registrant (or “Fund”) has adopted a code of ethics, as of the end of the period covered by this report, applicable to the registrant’s principal executive officer, principal financial officer, principal accounting officer or controller, or persons performing similar functions. During the period covered by this report, the code of ethics was amended to update certain information and to make other non-material changes. During the period covered by this report, there have been no waivers granted under the code of ethics. Each registrant undertakes to provide a copy of the code of ethics to any person upon request, without charge, by calling 1-800-441-7762.

Item 3 –	Audit Committee Financial Expert – Each registrant’s board of directors (the “board of directors”), has determined that (i) the registrant has the following audit committee financial expert serving on its audit committee and (ii) each audit committee financial expert is independent:
Kenneth L. Urish

Under applicable securities laws, a person determined to be an audit committee financial expert will not be deemed an “expert” for any purpose, including without limitation for the purposes of Section 11 of the Securities Act of 1933, as a result of being designated or identified as an audit committee financial expert. The designation or identification of a person as an audit committee financial expert does not impose on such person any duties, obligations, or liabilities greater than the duties, obligations, and liabilities imposed on such person as a member of the audit committee and board of directors in the absence of such designation or identification.

Item 4 – Principal Accountant Fees and Services

The following table presents fees billed by Deloitte & Touche LLP (“D&T”) in each of the last two fiscal years for the services rendered to the Funds:

	(a) Audit Fees		(b) Audit-Related Fees[1]		(c) Tax Fees[2]		(d) All Other Fees[3]
Entity Name	Current Fiscal Year End	Previous Fiscal Year End	Current Fiscal Year End	Previous Fiscal Year End	Current Fiscal Year End	Previous Fiscal Year End	Current Fiscal Year End	Previous Fiscal Year End
BBIF Tax-Exempt Fund	$7,363	$7,363	$0	$0	$10,812	$10,812	$0	$0
Master Tax-Exempt LLC	$26,363	$26,363	$0	$0	$13,260	$13,260	$0	$0

The following table presents fees billed by D&T that were required to be approved by each registrant’s audit committee (each a “Committee”) for services that relate directly to the operations or financial reporting of the Fund and that are rendered on behalf of BlackRock Advisors, LLC (“Investment Adviser” or “BlackRock”) and entities controlling, controlled by, or under common control with BlackRock (not including any sub-adviser whose role is primarily portfolio management and is subcontracted with or overseen by another investment adviser) that provide ongoing services to the Fund (“Fund Service Providers”):

	Current Fiscal Year End	Previous Fiscal Year End
(b) Audit-Related Fees[1]	$0	$0
(c) Tax Fees[2]	$0	$0
(d) All Other Fees[3]	$2,129,000	$2,391,000

1 The nature of the services includes assurance and related services reasonably related to the performance of the audit of financial statements not included in Audit Fees.

2 The nature of the services includes tax compliance, tax advice and tax planning.

3 Aggregate fees borne by BlackRock in connection with the review of compliance procedures and attestation thereto performed by D&T with respect to all of the registered closed-end funds and some of the registered open-end funds advised by BlackRock.

(e)(1) Audit Committee Pre-Approval Policies and Procedures:

Each Committee has adopted policies and procedures with regard to the pre-approval of services. Audit, audit-related and tax compliance services provided to the registrant on an annual basis require specific pre-approval

2

by the registrant’s Committee. The Committee also must approve other non-audit services provided to the registrant and those non-audit services provided to the Investment Adviser and Fund Service Providers that relate directly to the operations and the financial reporting of the registrant. Certain of these non-audit services that the Committee believes are (a) consistent with the SEC’s auditor independence rules and (b) routine and recurring services that will not impair the independence of the independent accountants may be approved by the Committee without consideration on a specific case-by-case basis (“general pre-approval”). The term of any general pre-approval is 12 months from the date of the pre-approval, unless the Committee provides for a different period. Tax or other non-audit services provided to the registrants which have a direct impact on the operations or financial reporting of the registrant will only be deemed pre-approved provided that any individual project does not exceed $10,000 attributable to the registrant or $50,000 per project. For this purpose, multiple projects will be aggregated to determine if they exceed the previously mentioned cost levels.

Any proposed services exceeding the pre-approved cost levels will require specific pre-approval by the registrant’s Committee, as will any other services not subject to general pre-approval (e.g., unanticipated but permissible services). The Committee is informed of each service approved subject to general pre-approval at the next regularly scheduled in-person board meeting. At this meeting, an analysis of such services is presented to the Committee for ratification. The Committee may delegate to the Committee Chairman the authority to approve the provision of and fees for any specific engagement of permitted non-audit services, including services exceeding pre-approved cost levels.

(e)(2) None of the services described in each of Items 4(b) through (d) were approved by either Committee pursuant to the de minimus exception in paragraph (c)(7)(i)(C) of Rule 2-01 of Regulation S-X.

(f) Not Applicable

(g) The aggregate non-audit fees paid to the accountant for services rendered by the accountant to the registrant, the Investment Adviser and the Fund Service Providers were:

Entity Name	Current Fiscal Year End	Previous Fiscal Year End
BBIF Tax-Exempt Fund	$10,812	$10,812
Master Tax-Exempt LLC	$13,260	$13,260

Additionally, SSAE 16 Review (Formerly, SAS No. 70) fees for the current and previous fiscal years of $2,129,000 and $2,391,000, respectively, were billed by D&T to the Investment Adviser.

(h) Each Committee has considered and determined that the provision of non-audit services that were rendered to the Investment Adviser and the Fund Service Providers that were not pre-approved pursuant to paragraph (c)(7)(ii) of Rule 2-01 of Regulation S-X is compatible with maintaining the principal accountant’s independence.

Item 5 –	Audit Committee of Listed Registrants – Not Applicable

Item 6 –	Investments
(a) The registrants’ Schedules of Investments are included as part of the Report to Stockholders filed under Item 1 of this Form.

.	(b) Not Applicable due to no such divestments during the semi-annual period covered since the previous Form N-CSR filing

Item 7 –	Disclosure of Proxy Voting Policies and Procedures for Closed-End Management Investment Companies – Not Applicable

Item 8 –	Portfolio Managers of Closed-End Management Investment Companies – Not Applicable

3

Item 9 –	Purchases of Equity Securities by Closed-End Management Investment Company and Affiliated Purchasers – Not Applicable

Item 10 –	Submission of Matters to a Vote of Security Holders – There have been no material changes to these procedures.

Item 11 –	Controls and Procedures

(a) – The registrants’ principal executive and principal financial officers, or persons performing similar functions, have concluded that the registrants’ disclosure controls and procedures (as defined in Rule 30a-3(c) under the Investment Company Act of 1940, as amended (the “1940 Act”)) are effective as of a date within 90 days of the filing of this report based on the evaluation of these controls and procedures required by Rule 30a-3(b) under the 1940 Act and Rule 15(d)-15(b) under the Securities Exchange Act of 1934, as amended.

(b) – There were no changes in the registrants’ internal control over financial reporting (as defined in Rule 30a-3(d) under the 1940 Act) that occurred during the second fiscal quarter of the period covered by this report that have materially affected, or are reasonably likely to materially affect, the registrants’ internal control over financial reporting.

Item 12 –	Exhibits attached hereto

(a)(1) – Code of Ethics – See Item 2

(a)(2) – Certifications – Attached hereto

(a)(3) – Not Applicable

(b) – Certifications – Attached hereto

4

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, each registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

  BBIF Tax-Exempt Fund and Master Tax-Exempt LLC

By:	/s/ John M. Perlowski
John M. Perlowski
Chief Executive Officer (principal executive officer) of
BBIF Tax-Exempt Fund and Master Tax-Exempt LLC

Date: June 2, 2016

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of each registrant and in the capacities and on the dates indicated.

By:	/s/ John M. Perlowski
John M. Perlowski
Chief Executive Officer (principal executive officer) of
BBIF Tax-Exempt Fund and Master Tax-Exempt LLC

Date: June 2, 2016

By:	/s/ Neal J. Andrews
Neal J. Andrews
Chief Financial Officer (principal financial officer) of
BBIF Tax-Exempt Fund and Master Tax-Exempt LLC

  Date: June 2, 2016

5